THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS LIMITED DURATION FUND JULY 31, 2022 (Unaudited)

SCHEDULE OF INVESTMENTS

CORPORATE OBLIGATIONS — 50.0%

	Face Amount	Value

COMMUNICATION SERVICES — 1.9%
Bell Canada
0.750%, 03/17/24	$548,000	$524,485
Charter Communications Operating
4.500%, 02/01/24	557,000	560,631
Discovery Communications
3.800%, 03/13/24	606,000	603,739
NTT Finance
0.583%, 03/01/24(A)	1,131,000	1,079,109

		2,767,964

CONSUMER DISCRETIONARY — 2.0%
Aptiv
2.396%, 02/18/25	525,000	506,102
Brunswick
0.850%, 08/18/24	624,000	584,291
Daimler Finance North America
3.650%, 02/22/24(A)	570,000	569,658
General Motors Financial
4.250%, 05/15/23	498,000	500,554
Genuine Parts
1.750%, 02/01/25	673,000	641,681

		2,802,286

CONSUMER STAPLES — 5.6%
7-Eleven
0.800%, 02/10/24(A)	1,104,000	1,055,247
Coca-Cola European Partners
0.800%, 05/03/24(A)	763,000	725,303
Conagra Brands
4.300%, 05/01/24	431,000	433,596
Constellation Brands
4.750%, 11/15/24	413,000	420,845
Diageo Capital
2.125%, 10/24/24	1,086,000	1,054,373
General Mills
3.750%, ICE LIBOR USD 3 Month + 1.010%, 10/17/23(B)	440,000	440,025
JDE Peet’s
0.800%, 09/24/24(A)	1,216,000	1,133,746
Kellogg
2.750%, 03/01/23	269,000	267,539
McCormick
3.150%, 08/15/24	575,000	569,294
Mondelez International Holdings Netherlands BV
2.250%, 09/19/24(A)	588,000	570,177
Nestle Holdings
0.375%, 01/15/24(A)	530,000	509,134
Suntory Holdings
2.250%, 10/16/24(A)	592,000	564,873

		7,744,152

CORPORATE OBLIGATIONS — continued

	Face Amount	Value

ENERGY — 3.5%
Chevron USA
7.250%, 10/15/23	$449,000	$469,060
Continental Resources
3.800%, 06/01/24	592,000	585,327
Devon Energy
5.250%, 09/15/24	592,000	604,923
Enbridge
2.500%, 02/14/25	673,000	650,777
Energy Transfer
3.900%, 05/15/24	691,000	686,963
Hess
3.500%, 07/15/24	741,000	733,194
MarkWest Energy Partners
4.500%, 07/15/23	516,000	513,275
Western Midstream Operating
3.950%, 06/01/25	673,000	666,088

		4,909,607

FINANCIALS — 18.3%
Ally Financial
3.875%, 05/21/24	1,365,000	1,359,708
Antares Holdings
6.000%, 08/15/23(A)	584,000	583,344
Ares Capital
4.200%, 06/10/24	566,000	561,735
Banco Santander
0.701%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 0.450%, 06/30/24(B)	718,000	693,754
Bank of America MTN
3.550%, ICE LIBOR USD 3 Month + 0.780%, 03/05/24(B)	503,000	502,113
Bank of Montreal MTN
1.500%, 01/10/25	987,000	939,757
Bank of Nova Scotia
0.700%, 04/15/24	610,000	580,768
0.650%, 07/31/24	610,000	574,999
BlackRock TCP Capital
3.900%, 08/23/24	1,140,000	1,102,332
Blackstone Private Credit Fund
1.750%, 09/15/24(A)	812,000	739,889
Capital One Financial
3.300%, 10/30/24	566,000	555,853
Charles Schwab
7.602%, ICE LIBOR USD 3 Month + 4.820%(B)(C)	368,000	367,323
Citigroup
2.544%, ICE LIBOR USD 3 Month + 1.100%, 05/17/24(B)	857,000	855,208
Discover Financial Services
3.950%, 11/06/24	557,000	553,758
Emera US Finance
0.833%, 06/15/24	875,000	822,409

1

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS LIMITED DURATION FUND JULY 31, 2022 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value

FINANCIALS — continued
Equitable Financial Life Global Funding
1.100%, 11/12/24(A)	$619,000	$582,225
F&G Global Funding
0.900%, 09/20/24(A)	943,000	873,951
First Horizon National
3.550%, 05/26/23	485,000	483,735
First Republic Bank
1.912%, U.S. SOFR +
0.620%, 02/12/24(B)	763,000	754,842
First-Citizens Bank & Trust
3.929%, TSFR3M +
3.827%, 06/19/24(B)	871,000	864,780
Franklin BSP Lending
4.850%, 12/15/24(A)	628,000	605,940
FS KKR Capital
4.625%, 07/15/24	584,000	583,378
Goldman Sachs Group
2.574%, U.S. SOFR +
0.790%, 12/09/26(B)	512,000	487,279
Golub Capital BDC
3.375%, 04/15/24	588,000	568,270
Main Street Capital
5.200%, 05/01/24	557,000	557,407
Morgan Stanley MTN
4.100%, 05/22/23	682,000	684,607
National Bank of Canada MTN
0.550%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 0.400%, 11/15/24(B)	1,100,000	1,053,158
Owl Rock Capital
5.250%, 04/15/24	561,000	561,142
People’s United Financial
3.650%, 12/06/22	422,000	422,323
PNC Bank
2.500%, 08/27/24	449,000	440,223
PNC Financial Services Group
6.460%, ICE LIBOR USD 3
Month + 3.678%(B)(C)	377,000	373,770
Principal Life Global Funding II
1.375%, 01/10/25(A)	651,000	612,943
Santander Holdings USA
3.500%, 06/07/24	287,000	283,992
Sixth Street Specialty Lending
3.875%, 11/01/24	575,000	554,773
Synchrony Financial
4.375%, 03/19/24	557,000	555,882
Synovus Financial
3.125%, 11/01/22	224,000	223,749
Trinity Acquisition
4.625%, 08/15/23	105,000	105,379
UBS
0.700%, 08/09/24(A)	1,032,000	972,111

CORPORATE OBLIGATIONS — continued

	Face Amount	Value

FINANCIALS — continued
Webster Financial
4.375%, 02/15/24	$987,000	$985,439
Wells Fargo MTN
0.805%, U.S. SOFR + 0.510%, 05/19/25(B)	584,000	551,261

		25,535,509

HEALTH CARE — 0.7%
Baxter International
1.322%, 11/29/24	446,000	421,896
Zimmer Biomet Holdings
1.450%, 11/22/24	633,000	599,056

		1,020,952

INDUSTRIALS — 6.5%
AerCap Ireland Capital DAC
4.875%, 01/16/24	242,000	242,196
Air Lease MTN
0.700%, 02/15/24	552,000	523,225
American Airlines Pass-Through Trust, Ser 2015-1
3.700%, 05/01/23	233,501	225,235
Canadian Pacific Railway
1.350%, 12/02/24	1,279,000	1,214,183
CNH Industrial Capital
4.200%, 01/15/24	561,000	562,408
Daimler Trucks Finance North America
1.625%, 12/13/24(A)	1,275,000	1,205,821
Georgia-Pacific
0.625%, 05/15/24(A)	539,000	510,772
Howmet Aerospace
5.125%, 10/01/24	566,000	570,075
Johnson Controls International
3.625%, 07/02/24	503,000	500,703
Lennox International
3.000%, 11/15/23	539,000	534,160
Penske Truck Leasing Lp
4.125%, 08/01/23(A)	444,000	444,061
Pentair Finance Sarl
3.150%, 09/15/22	745,000	743,377
Quanta Services
0.950%, 10/01/24	619,000	575,805
Teledyne Technologies
0.950%, 04/01/24	552,000	523,606
Westinghouse Air Brake Technologies
4.400%, 03/15/24	566,000	566,959

		8,942,586

INFORMATION TECHNOLOGY — 2.7%
Broadcom
3.625%, 10/15/24	516,000	513,023

2

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS LIMITED DURATION FUND JULY 31, 2022 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value

INFORMATION TECHNOLOGY — continued
Fidelity National Information Services
0.600%, 03/01/24	$557,000	$530,090
Infor
1.450%, 07/15/23(A)	485,000	471,620
Microchip Technology
0.983%, 09/01/24	359,000	336,642
0.972%, 02/15/24	530,000	505,440
Renesas Electronics
1.543%, 11/26/24(A)	862,000	805,152
Roper Technologies
2.350%, 09/15/24	584,000	566,684

		3,728,651

MATERIALS — 4.6%
Anglo American Capital
3.625%, 09/11/24(A)	534,000	525,311
Avery Dennison
0.850%, 08/15/24	628,000	592,631
Berry Global
0.950%, 02/15/24	539,000	511,948
Celanese US Holdings
3.500%, 05/08/24	732,000	720,361
Freeport-McMoRan
4.550%, 11/14/24	898,000	902,715
Mosaic
4.250%, 11/15/23	575,000	579,520
Sonoco Products
1.800%, 02/01/25	651,000	617,129
Steel Dynamics
2.800%, 12/15/24	552,000	538,458
West Fraser Timber
4.350%, 10/15/24(A)	666,000	665,322
Westlake
0.875%, 08/15/24	644,000	616,069

		6,269,464

REAL ESTATE — 1.3%
American Tower
0.600%, 01/15/24	830,000	792,693
Jones Lang LaSalle
4.400%, 11/15/22	404,000	404,260
Kimco Realty
3.125%, 06/01/23	172,000	171,321
Vornado Realty
3.500%, 01/15/25	516,000	499,383

		1,867,657

UTILITIES — 2.9%
Alliant Energy Finance
3.750%, 06/15/23(A)	449,000	447,796
American Electric Power
2.031%, 03/15/24	651,000	633,341

CORPORATE OBLIGATIONS — continued

	Face Amount	Value

UTILITIES — continued
Black Hills
1.037%, 08/23/24	$925,000	$869,051
CenterPoint Energy Resources
0.700%, 03/02/23	543,000	536,555
Dominion Energy
3.071%, 08/15/24	507,000	497,824
Southern
0.600%, 02/26/24	557,000	529,907
WEC Energy Group
0.800%, 03/15/24	566,000	540,641

		4,055,115

Total Corporate Obligations
(Cost $73,039,804)		69,643,943

U.S. TREASURY OBLIGATIONS — 32.9%

U.S. Treasury Notes
2.875%, 06/15/25	16,000,000	16,015,000
2.500%, 04/30/24	5,300,000	5,259,215
2.250%, 03/31/24	9,830,000	9,716,724
1.500%, 02/15/25	4,040,000	3,904,597
0.125%, 01/15/24	11,356,000	10,899,986

Total U.S. Treasury Obligations
(Cost $46,356,569)		45,795,522

ASSET-BACKED SECURITIES — 7.1%

ABPCI Direct Lending Fund CLO X, Ser 2020-10A, Cl A2A
4.860%, ICE LIBOR USD 3 Month + 2.150%, 01/20/32 (A) (B)	1,122,000	1,096,913
Amur Equipment Finance Receivables VII, Ser 2019-1A, Cl A2
2.630%, 06/20/24 (A)	58,768	58,595
Benefit Street Partners CLO II, Ser 2021-IIA, Cl A2R2
3.962%, ICE LIBOR USD 3 Month + 1.450%, 07/15/29 (A) (B)	539,000	525,224
Blackrock Mount Adams CLO IX, Ser 2021-9A, Cl A1
3.493%, ICE LIBOR USD 3 Month + 1.370%, 09/22/31 (A) (B)	920,000	900,366
California Street CLO IX, Ser 2021-9A, Cl AR3
3.840%, ICE LIBOR USD 3 Month + 1.100%, 07/16/32 (A) (B)	592,000	579,631

3

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS LIMITED DURATION FUND JULY 31, 2022 (Unaudited)

ASSET-BACKED SECURITIES — continued

	Face Amount	Value
Cerberus Loan Funding XXXVI, Ser 2021-6A, Cl B
4.262%, ICE LIBOR USD 3 Month + 1.750%, 11/22/33 (A) (B)	$628,000	$613,903
Churchill MMSLF CLO-I, Ser 2021-2A, Cl A
3.743%, ICE LIBOR USD 3 Month + 1.450%, 10/01/32 (A) (B)	1,113,000	1,079,399
CoreVest American Finance Trust, Ser 2017-1, Cl D
4.358%, 10/15/49 (A)	40,172	40,077
Fortress Credit Opportunities XI CLO, Ser 2018-11A, Cl A1T
3.812%, ICE LIBOR USD 3 Month + 1.300%, 04/15/31 (A) (B)	1,109,000	1,088,871
Fortress Credit Opportunities XVII CLO, Ser 2022-17A, Cl B
4.278%, TSFR3M + 1.950%, 01/15/30 (A)(B)	637,000	608,357
KKR Lending Partners III Clo, Ser 2021-1A, Cl B
4.610%, ICE LIBOR USD 3 Month + 1.900%, 10/20/30 (A) (B)	592,000	563,959
Nassau, Ser 2017-IIA, Cl AF
3.380%, 01/15/30 (A)	472,807	460,829
RIN II, Ser 2019-1A, Cl A
3.338%, ICE LIBOR USD 3 Month + 1.650%, 09/10/30 (A) (B)	557,000	550,223
VCP CLO II, Ser 2021-2A, Cl A1
4.182%, ICE LIBOR USD 3 Month + 1.670%, 04/15/31 (A) (B)	673,000	664,098
Wellfleet CLO, Ser 2018-2A, Cl A1R
3.850%, ICE LIBOR USD 3 Month + 1.140%, 10/20/28 (A) (B)	304,427	300,608
Wellfleet CLO, Ser 2021-1A, Cl BR4
4.260%, ICE LIBOR USD 3 Month + 1.550%, 07/20/29 (A) (B)	592,000	577,315
Zais CLO VIII, Ser 2018-1A, Cl A
3.462%, ICE LIBOR USD 3 Month + 0.950%, 04/15/29 (A) (B)	214,897	213,099

Total Asset-Backed Securities
(Cost $10,162,514)		9,921,467

MORTGAGE-BACKED SECURITIES — 5.2%

	Face Amount	Value
BPR Trust, Ser 2021-KEN, Cl B
3.949%, ICE LIBOR USD 1 Month + 1.950%, 02/15/29 (A) (B)	$723,000	$713,250
Citigroup Commercial Mortgage Trust, Ser 2017-P8, Cl A1
2.065%, 09/15/50	11,495	11,478
Cold Storage Trust, Ser 2020- ICE5, Cl C
3.649%, ICE LIBOR USD 1 Month + 1.650%, 11/15/37 (A) (B)	816,266	796,032
COLT Mortgage Loan Trust, Ser 2021-2R, Cl A2
1.106%, 07/27/54 (A)	147,163	135,788
COMM Mortgage Trust, Ser 2013- CR10, Cl ASB
3.795%, 08/10/46	156,183	155,914
FREMF Mortgage Trust, Ser 2015- K48, Cl C
3.645%, 08/25/48 (A)(B)	718,000	698,091
FREMF Mortgage Trust, Ser 2017- K729, Cl B
3.671%, 11/25/49 (A)(B)	750,000	738,119
GS Mortgage-Backed Securities Trust, Ser 2022-PJ2, Cl A7
2.500%, 06/25/52 (A)(B)	1,211,767	1,148,565
GS Mortgage-Backed Securities Trust, Ser 2022-PJ3, Cl A7
2.500%, 08/25/52 (A)(B)	1,071,533	1,033,811
JP Morgan Mortgage Trust, Ser 2014-IVR6, Cl AM
2.335%, 07/25/44 (A)(B)	46,062	46,640
JP Morgan Mortgage Trust, Ser 2016-2, Cl A1
2.688%, 06/25/46 (A)(B)	62,179	60,559
JP Morgan Mortgage Trust, Ser 2016-5, Cl A1
2.726%, 12/25/46 (A)(B)	128,616	122,308
JP Morgan Mortgage Trust, Ser 2022-4, Cl A12
3.000%, 10/25/52 (A)(B)	1,305,794	1,270,451
Sequoia Mortgage Trust, Ser 2013- 4, Cl B3
3.449%, 04/25/43 (B)	85,204	82,159
Verus Securitization Trust, Ser 2021-1, Cl A2
1.052%, 01/25/66 (A)(B)	233,206	211,907

Total Mortgage-Backed Securities
(Cost $7,495,956)		7,225,072

4

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS LIMITED DURATION FUND JULY 31, 2022 (Unaudited)

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS — 0.0%

	Face Amount	Value
FHLMC
6.000%, 01/01/37	$891	$931
6.000%, 11/01/37	1,062	1,117
5.500%, 07/01/34	2,303	2,415
4.000%, 03/01/39	2,928	3,017
FHLMC, Ser 2004-2746, Cl BG
5.000%, 02/15/24	8,871	8,913
FNMA
6.000%, 05/01/36	296	324
6.000%, 08/01/36	275	292
5.500%, 07/01/38	2,428	2,572
GNMA
6.000%, 03/15/32	679	738
6.000%, 09/15/33	4,721	5,155
6.000%, 09/15/37	1,868	2,064
5.500%, 06/15/38	734	767
5.000%, 06/15/33	1,185	1,243

Total U.S. Government Agency Mortgage-Backed Obligations (Cost $30,295)		29,548

Total Investments in Securities— 95.2%
(Cost $137,085,138)		$132,615,552

Percentages are based on Net Assets of $139,231,799.

(A)

Securities sold within the terms of a private placement memorandum, exempt from registration under section 144A of the Securities Act of 1933, as amended, and maybe sold only to dealers in the program or other “accredited investors”. The total value of these securities at July 31, 2022 was $33,150,493 and represented 23.8% of Net Assets.

(B)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(C)	Perpetual security with no stated maturity date.

Cl — Class

CLO — Collateralized Loan Obligation

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

FREMF — Freddie Mac Multi-Family

GNMA — Government National Mortgage Association

ICE — Intercontinental Exchange

LIBOR — London Interbank Offered Rate

Lp — Limited Partnership

MTN — Medium Term Note

REMIC — Real Estate Mortgage Investment Conduit

Ser — Series

USD — United States Dollar

VAR— Variable Rate

As of July 31, 2022, all of the Fund’s investments in securities were considered Level 2, in accordance with the authoritative guidance of fair value measurements and disclosure under U.S. generally accepted accounting principles.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent financial statements.

KOC-QH-002-1500

5

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS CORE BOND FUND JULY 31, 2022 (Unaudited)

SCHEDULE OF INVESTMENTS
U.S. TREASURY OBLIGATIONS — 32.6%

	Face Amount	Value
U.S. Treasury Bonds
3.750%, 08/15/41	$6,900,000	$7,464,129
3.000%, 05/15/45	1,725,000	1,634,303
2.875%, 05/15/52	1,000,000	967,187
2.250%, 08/15/46	4,100,000	3,378,016
1.875%, 11/15/51	1,300,000	1,000,391
1.250%, 05/15/50	1,850,000	1,207,486
U.S. Treasury Notes
2.750%, 05/31/29	3,000,000	3,005,625
2.625%, 05/31/27	9,900,000	9,867,516
1.500%, 02/15/25	940,000	908,495
1.375%, 11/15/31	1,000,000	894,687
0.625%, 05/15/30	1,000,000	856,875
0.250%, 05/15/24	500,000	476,758
0.250%, 09/30/25	400,000	368,953
United States Treasury Bill
2.600%, 06/15/23(A)	17,000,000	16,583,663

Total U.S. Treasury Obligations
(Cost $50,975,127)		48,614,084

CORPORATE OBLIGATIONS — 32.5%

COMMUNICATION SERVICES — 1.4%
Comcast
2.887%, 11/01/51	314,000	235,562
2.650%, 02/01/30	240,000	221,997
Discovery Communications
4.125%, 05/15/29	635,000	600,961
NBN MTN
2.625%, 05/05/31(B)	600,000	523,866
Verizon Communications
3.875%, 02/08/29	480,000	478,607

		2,060,993

CONSUMER DISCRETIONARY — 1.3%
7-Eleven
2.800%, 02/10/51(B)	940,000	650,693
General Motors Financial
4.000%, 10/06/26	65,000	63,433
Mars
2.375%, 07/16/40(B)	540,000	410,640
Tiffany
4.900%, 10/01/44	759,000	773,190

		1,897,956

CONSUMER STAPLES — 1.9%
Anheuser-Busch InBev Worldwide
4.750%, 01/23/29	300,000	315,843
Bacardi
5.150%, 05/15/38(B)	520,000	504,418
Bunge Finance
3.250%, 08/15/26	250,000	243,761
1.630%, 08/17/25	250,000	233,909

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
CONSUMER STAPLES — continued
Conagra Brands
4.600%, 11/01/25	$465,000	$471,631
JBS USA LUX
3.000%, 05/15/32(B)	695,000	566,696
Mondelez International
1.500%, 02/04/31	535,000	437,526

		2,773,784

ENERGY — 1.9%
Boardwalk Pipelines
4.800%, 05/03/29	480,000	473,390
Chevron USA
8.000%, 04/01/27	250,000	299,491
Eastern Gas Transmission & Storage
3.000%, 11/15/29(B)	560,000	521,662
Energy Transfer Operating
2.900%, 05/15/25	415,000	398,698
Gray Oak Pipeline
2.000%, 09/15/23(B)	365,000	356,497
MarkWest Energy Partners
4.875%, 06/01/25	375,000	375,139
Rockies Express Pipeline
3.600%, 05/15/25(B)	480,000	445,200

		2,870,077

FINANCIALS — 13.1%
Antares Holdings
3.950%, 07/15/26(B)	700,000	617,590
Ares Capital
4.250%, 03/01/25	570,000	555,274
Ares Finance II
3.250%, 06/15/30(B)	645,000	583,706
Bain Capital Specialty Finance
2.950%, 03/10/26	600,000	537,616
Bank of Montreal
3.803%, USD Swap Semi
30/360 5 Yr Curr +
1.432%, 12/15/32(C)	825,000	774,352
Blackstone Private Credit Fund
2.625%, 12/15/26(B)	680,000	580,506
Brookfield Finance
4.250%, 06/02/26	705,000	710,762
Carlyle Finance Subsidiary
3.500%, 09/19/29(B)	650,000	602,835
CI Financial
3.200%, 12/17/30	910,000	712,121
Deutsche Bank NY
3.742%, U.S. SOFR +
2.257%, 01/07/33(C)	750,000	570,915
E*TRADE Financial
3.800%, 08/24/27	855,000	850,114
First Republic Bank
4.375%, 08/01/46	270,000	244,667

1

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS CORE BOND FUND JULY 31, 2022 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value

FINANCIALS — continued
Franklin BSP Lending
3.250%, 03/30/26	$587,000	$532,093
FS KKR Capital
3.125%, 10/12/28	675,000	554,388
Goldman Sachs Group
2.574%, U.S. SOFR +
0.790%, 12/09/26(C)	520,000	494,893
Hercules Capital
3.375%, 01/20/27	800,000	697,298
Legg Mason
5.625%, 01/15/44	685,000	723,059
MSCI
3.250%, 08/15/33(B)	505,000	437,496
National Australia Bank
3.347%, US Treas Yield Curve
Rate T Note Const Mat 5 Yr +
1.700%, 01/12/37(B)(C)	750,000	641,266
Neuberger Berman Group
4.500%, 03/15/27(B)	970,000	979,666
Nuveen Finance
4.125%, 11/01/24(B)	400,000	399,431
Owl Rock Technology Finance
3.750%, 06/17/26(B)	555,000	499,394
PennantPark Floating Rate Capital
4.250%, 04/01/26	650,000	600,615
PennantPark Investment
4.000%, 11/01/26	750,000	665,533
Raymond James Financial
3.750%, 04/01/51	610,000	512,456
Santander Holdings USA
3.450%, 06/02/25	200,000	193,813
2.490%, U.S. SOFR +
1.249%, 01/06/28(C)	750,000	667,103
Sixth Street Specialty Lending
4.500%, 01/22/23	370,000	369,583
3.875%, 11/01/24	115,000	110,955
Stifel Financial
4.250%, 07/18/24	445,000	447,346
Synchrony Financial
4.250%, 08/15/24	345,000	345,233
Texas Capital Bancshares
4.000%, US Treas Yield Curve
Rate T Note Const Mat 5 Yr +
3.150%, 05/06/31(C)	825,000	751,750
UBS Group
3.179%, US Treas Yield Curve
Rate T Note Const Mat 1 Yr +
1.100%, 02/11/43(B)(C)	555,000	429,333
Willis North America
3.600%, 05/15/24	415,000	413,213
Zions Bancorp
3.250%, 10/29/29	750,000	662,649

		19,469,024

CORPORATE OBLIGATIONS — continued

	Face Amount	Value

INDUSTRIALS — 3.8%
American Airlines Pass-Through Trust, Ser 2015-1
3.700%, 05/01/23	$234,329	$226,034
Ashtead Capital
1.500%, 08/12/26(B)	650,000	571,755
Canadian Pacific Railway
3.100%, 12/02/51	880,000	693,506
Daimler Trucks Finance North America
2.500%, 12/14/31(B)	940,000	791,748
Delta Air Lines
2.900%, 10/28/24	455,000	432,819
Flowserve
2.800%, 01/15/32	675,000	539,313
Howmet Aerospace
3.000%, 01/15/29	495,000	444,114
Masco
6.500%, 08/15/32	317,000	352,409
Northern Group Housing
5.605%, 08/15/33(B)	523,339	550,305
Parker-Hannifin
4.000%, 06/14/49	255,000	223,854
Teledyne Technologies
2.250%, 04/01/28	420,000	372,002
Westinghouse Air Brake Technologies
3.200%, 06/15/25	530,000	511,129

		5,708,988

INFORMATION TECHNOLOGY — 1.9%
Infor
1.750%, 07/15/25(B)	335,000	313,888
Microsoft
2.921%, 03/17/52	270,000	225,567
NXP BV
5.550%, 12/01/28	245,000	254,485
Oracle
2.875%, 03/25/31	600,000	517,096
Roper Technologies
2.950%, 09/15/29	420,000	383,288
VMware
1.800%, 08/15/28	625,000	533,839
Vontier
1.800%, 04/01/26	590,000	519,153

		2,747,316

MATERIALS — 2.2%
Anglo American Capital
4.500%, 03/15/28(B)	525,000	514,193
Berry Global
1.650%, 01/15/27	625,000	554,062
CF Industries
4.500%, 12/01/26(B)	520,000	525,261

2

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS CORE BOND FUND JULY 31, 2022 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
MATERIALS — continued
International Flavors & Fragrances
3.468%, 12/01/50(B)	$345,000	$263,831
Sealed Air
1.573%, 10/15/26(B)	835,000	742,227
Silgan Holdings
1.400%, 04/01/26(B)	420,000	376,316
Vulcan Materials
4.500%, 04/01/25	400,000	406,118

		3,382,008

REAL ESTATE — 2.1%
Alexandria Real Estate Equities
2.000%, 05/18/32	745,000	611,445
Camp Pendleton & Quantico
Housing
6.165%, 10/01/50(B)	400,000	424,248
Extra Space Storage
2.350%, 03/15/32	730,000	591,813
Safehold Operating Partnership
2.850%, 01/15/32	700,000	577,953
Store Capital
4.500%, 03/15/28	380,000	376,614
UDR
3.000%, 08/15/31	560,000	493,663

		3,075,736

UTILITIES — 2.9%
DPL
4.350%, 04/15/29	425,000	391,059
Duquesne Light Holdings
2.532%, 10/01/30(B)	540,000	457,330
Emera US Finance
4.750%, 06/15/46	250,000	229,946
IPALCO Enterprises
3.700%, 09/01/24	435,000	431,190
Jersey Central Power & Light
2.750%, 03/01/32(B)	670,000	590,654
Monongahela Power
3.550%, 05/15/27(B)	550,000	532,876
NextEra Energy Capital Holdings
1.900%, 06/15/28	1,230,000	1,102,364
NiSource
5.650%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 2.843%(C)(D)	385,000	350,858
Spire
3.543%, 02/27/24	250,000	247,674

		4,333,951

Total Corporate Obligations
(Cost $54,108,503)		48,319,833

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS — 13.2%

	Face Amount	Value
FHLMC
4.500%, 12/01/48	$122,659	$125,999
4.000%, 02/01/47	271,564	278,063
4.000%, 11/01/47	257,415	263,648
4.000%, 11/01/48	98,144	100,112
4.000%, 04/01/52	1,456,553	1,468,338
3.500%, 11/01/44	246,318	248,783
3.500%, 04/01/46	156,641	157,563
3.500%, 07/01/47	334,140	336,106
3.500%, 12/01/48	207,841	208,592
3.500%, 04/01/52	1,102,008	1,091,257
3.000%, 02/01/45	264,859	260,584
3.000%, 08/01/45	129,868	127,270
3.000%, 02/01/48	156,197	152,629
3.000%, 04/01/50	533,787	516,754
2.500%, 02/01/30	167,813	165,615
2.000%, 08/01/50	1,140,385	1,029,707
FHLMC REMIC, Ser 2016-4563, Cl VB
3.000%, 05/15/39	159,340	159,110
FHLMC Structured Pass-Through
Certificates, Ser 2003-54, Cl 4A
3.581%, 02/25/43(C)	82,815	81,065
FNMA
4.500%, 02/01/41	380,845	396,563
4.500%, 03/01/48	268,574	277,004
4.000%, 03/01/35	118,448	122,011
4.000%, 01/01/42	278,926	287,184
4.000%, 05/01/49	236,035	240,901
3.500%, 02/01/47	282,219	285,561
3.500%, 12/01/47	141,969	142,174
3.500%, 08/01/48	143,088	143,279
3.500%, 03/01/49	246,391	248,836
3.500%, 06/01/49	540,678	540,964
3.500%, 07/01/50	888,178	886,687
3.000%, 10/01/48	264,514	247,358
3.000%, 02/01/50	1,901,741	1,840,652
3.000%, 05/01/51	1,443,916	1,409,368
3.000%, 03/01/52	1,463,284	1,412,922
2.500%, 12/01/49	366,817	343,338
2.500%, 09/01/50	758,747	709,509
2.500%, 06/01/51	1,218,939	1,139,110
2.000%, 10/01/50	927,702	836,777
2.000%, 02/01/51	675,503	609,176
GNMA
4.000%, 07/20/48	108,269	110,341
3.500%, 06/20/48	647,952	651,589

Total U.S. Government Agency Mortgage-Backed Obligations (Cost $20,565,322)		19,652,499

3

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS CORE BOND FUND JULY 31, 2022 (Unaudited)

MORTGAGE-BACKED SECURITIES — 11.8%

	Face Amount	Value

Citigroup Commercial Mortgage
Trust, Ser 2013-GC15, Cl A3 4.095%, 09/10/46	$196,805	$195,915
COLT Mortgage Loan Trust,
Ser 2022-4, Cl A1
4.301%, 03/25/67 (B)(C)	998,746	979,225
CSMC Trust, Ser 2013-IVR3,
Cl A2
3.000%, 05/25/43 (B)(C)	150,804	140,484
CSMC Trust, Ser 2015-2, Cl A18
3.500%, 02/25/45 (B)(C)	139,255	132,379
First Republic Mortgage Trust,
Ser 2020-1, Cl A5
2.880%, 04/25/50 (B)(C)	428,083	424,670
FREMF Mortgage Trust, Ser 2017-
K65, Cl C
4.075%, 07/25/50 (B)(C)	725,000	702,024
FREMF Mortgage Trust, Ser 2017-
K66, Cl C
4.037%, 07/25/27 (B)(C)	175,000	169,064
FREMF Mortgage Trust, Ser 2017-
K67, Cl B
3.945%, 09/25/49 (B)(C)	1,500,000	1,474,915
FREMF Mortgage Trust, Ser 2019-
K99, Cl C
3.645%, 10/25/52 (B)(C)	750,000	693,770
GMAC Commercial Mortgage
Asset, Ser 2010-FTLS, Cl A
6.363%, 02/10/47 (B)(E)	231,938	265,479
GS Mortgage-Backed Securities
Trust, Ser 2021-PJ1, Cl A8
2.500%, 05/28/52 (B)(C)	1,281,870	1,182,475
GS Mortgage-Backed Securities
Trust, Ser 2022-MM1, Cl A8
2.500%, 07/25/52 (B)(C)	1,863,890	1,729,152
JP Morgan Mortgage Trust,
Ser 2014-IVR6, Cl AM
2.335%, 07/25/44 (B)(C)	42,344	42,876
JP Morgan Mortgage Trust,
Ser 2016-2, Cl A1
2.688%, 06/25/46 (B)(C)	68,831	67,037
JP Morgan Mortgage Trust,
Ser 2016-5, Cl B3
2.731%, 12/25/46 (B)(C)	353,416	331,714
JP Morgan Mortgage Trust,
Ser 2022-2, Cl A4A
2.500%, 08/25/52 (B)(C)	1,284,754	1,191,880
JP Morgan Mortgage Trust,
Ser 2022-3, Cl A4A
2.500%, 08/25/52 (B)(C)	1,851,442	1,718,899
JP Morgan Mortgage Trust,
Ser 2022-4, Cl A4
3.000%, 10/25/52 (B)(C)	1,995,753	1,903,105

MORTGAGE-BACKED SECURITIES — continued

	Face Amount	Value

JPMBB Commercial Mortgage
Securities Trust, Ser 2015-C31, Cl ASB
3.540%, 08/15/48	$303,823	$301,127
Rate Mortgage Trust, Ser 2022-J1, Cl A9
2.500%, 01/25/52 (B)(C)	1,290,379	1,197,099
RCKT Mortgage Trust, Ser 2022-3, Cl A5
3.000%, 05/25/52 (B)(C)	1,997,288	1,876,805
Seasoned Credit Risk Transfer
Trust, Ser 2018-4, Cl MV
3.500%, 03/25/58	687,972	688,498
Sequoia Mortgage Trust, Ser 2015- 1, Cl A1
3.500%, 01/25/45 (B)(C)	27,426	26,171
Sequoia Mortgage Trust, Ser 2015- 2, Cl A1
3.500%, 05/25/45 (B)(C)	55,514	51,926
Sequoia Mortgage Trust, Ser 2015- 4, Cl A1
3.000%, 11/25/30 (B)(C)	74,703	71,057

Total Mortgage-Backed Securities
(Cost $18,263,536)		17,557,746

ASSET-BACKED SECURITIES — 4.4%

BCRED MML CLO, Ser 2022-1A,
Cl A2
3.410%, 04/20/35 (B)	1,130,000	1,063,197
Benefit Street Partners CLO II,
Ser 2021-IIA, Cl A2R2
3.962%, ICE LIBOR USD 3 Month + 1.450%, 07/15/29 (B) (C)	585,000	570,049
BlackRock Elbert CLO V,
Ser 2022-5A, Cl AFR
4.480%, 06/15/34 (B)	1,100,000	1,071,825
Cerberus Loan Funding XXVII,
Ser 2019-2A, Cl A2
3.500%, 01/15/32 (B)	590,000	564,958
Golub Capital Partners CLO
XLVII, Ser 2020-47A, Cl A2B
3.008%, 05/05/32 (B)	800,000	752,498
Great Lakes CLO V, Ser 2021-5A, Cl B
4.612%, ICE LIBOR USD 3 Month + 2.100%, 04/15/33 (B) (C)	735,000	686,635
RIN II, Ser 2019-1A, Cl A
3.338%, ICE LIBOR USD 3 Month + 1.650%, 09/10/30 (B) (C)	600,000	592,700

4

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS CORE BOND FUND JULY 31, 2022 (Unaudited)

ASSET-BACKED SECURITIES — continued

	Face Amount	Value

Silver Point Scf CLO I, Ser 2021- 1A, Cl A2B
2.807%, 10/15/32 (B)	$675,000	$602,726
VCP CLO II, Ser 2021-2A, Cl B1
4.762%, ICE LIBOR USD 3 Month + 2.250%, 04/15/31 (B) (C)	650,000	627,930

Total Asset-Backed Securities
(Cost $6,865,696)		6,532,518

MUNICIPAL BONDS — 2.6%

California State, City of Riverside,
Ser A, RB
3.857%, 06/01/45	780,000	706,152
Denver City & County, Housing
Authority, Ser 2021-B, RB
3.104%, 02/01/39	300,000	250,621
Grand Parkway Transportation,
Ser B, RB
3.216%, 10/01/49	640,000	515,378
Hawaii State, Department of
Business Economic Development & Tourism, Ser A-2, RB
3.242%, 01/01/31	126,819	125,719
Massachusetts State, Housing
Finance Agency, Ser B, RB
3.350%, 12/01/40	200,000	196,630
New York City, Housing
Development, Ser D, RB
3.083%, 11/01/46	900,000	671,653
New York State, Mortgage Agency,
Ser 241, RB
2.930%, 10/01/46	700,000	561,873
Rhode Island State, Housing and
Mortgage Finance, Ser 1-T, RB
2.993%, 10/01/38	540,000	471,296
Virginia State, Housing
Development Authority, Ser C, RB
2.829%, 04/01/41	500,000	402,018

Total Municipal Bonds
(Cost $4,688,754)		3,901,340

Total Investments in Securities— 97.1%
(Cost $155,466,938)		$144,578,020

Percentages are based on net assets of $148,900,464.

(A)	Zero coupon security. The rate shown on the Schedule of Investments is the security’s effective yield at the time of purchase.
(B)

Securities sold within the terms of a private placement memorandum, exempt from registration under section 144A of the Securities Act of 1933, as amended, and maybe sold only to dealers in the program or other “accredited investors”. The total value of these securities at July 31, 2022 was $39,310,251 and represented 26.4% of Net Assets.

(C)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(D)	Perpetual security with no stated maturity date.
(E)	Level 3 security in accordance with fair value hierarchy.

Cl — Class

CLO — Collateralized Loan Obligation

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

FREMF — Freddie Mac Multi-Family

GNMA — Government National Mortgage Association

ICE — Intercontinental Exchange

LIBOR — London Interbank Offered Rate

MSCI — Morgan Stanley Capital International

MTN — Medium Term Note

RB — Revenue Bond

Ser — Series

USD — United States Dollar

VAR— Variable Rate

The following is a summary of the level of inputs used as of July 31, 2022, in valuing the Fund’s investments carried at market value:

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
U.S. Treasury Obligations	$5,442,377	$43,171,707	$—	$48,614,084
Corporate Obligations	—	48,319,833	—	48,319,833
U.S. Government Agency
Mortgage-Backed
Obligations	—	19,652,499	—	19,652,499
Mortgage-Backed
Securities	—	17,292,267	265,479	17,557,746
Asset-Backed Securities	—	6,532,518	—	6,532,518
Municipal Bonds	—	3,901,340	—	3,901,340
Total Investments in

Securities	$5,442,377	$138,870,164	$265,479	$144,578,020

(1)

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent financial statements.

KOC-QH-001-1500

5

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS LONG/SHORT EQUITY FUND JULY 31, 2022 (Unaudited)

SCHEDULE OF INVESTMENTS COMMON STOCK — 60.2%

	Shares	Value

COMMUNICATION SERVICES — 3.6%
DISH Network, Cl A *	8,806	$152,960
Fox	10,128	335,338
Interpublic Group of Companies	22,462	670,940
Meta Platforms, Cl A *	2,085	331,723
Omnicom Group	9,514	664,458

		2,155,419

CONSUMER DISCRETIONARY — 3.1%
Advance Auto Parts	964	186,650
Best Buy	3,305	254,452
Expedia Group *	1,162	123,230
Ford Motor	16,587	243,663
Mohawk Industries *	801	102,912
Service International	3,597	267,833
Whirlpool	3,636	628,555

		1,807,295

CONSUMER STAPLES — 8.6%
Albertsons, Cl A	38,659	1,037,994
Altria Group	22,051	967,157
Archer-Daniels-Midland	13,277	1,098,937
Philip Morris International	11,268	1,094,686
Tyson Foods, Cl A	9,770	859,858

		5,058,632

ENERGY — 3.1%
ConocoPhillips	10,205	994,273
Devon Energy	12,154	763,879
Occidental Petroleum	1,596	104,937

		1,863,089

FINANCIALS — 11.4%
Allstate	8,865	1,036,939
American Financial Group	5,880	786,038
Ameriprise Financial	2,945	794,915
Berkshire Hathaway, Cl B *	3,542	1,064,725
Capital One Financial	1,217	133,663
Discover Financial Services	7,917	799,617
Fifth Third Bancorp	14,952	510,162
Morgan Stanley	7,673	646,834
Synchrony Financial	4,254	142,424
Travelers	4,914	779,852

		6,695,169

HEALTH CARE — 9.8%
Amgen	4,823	1,193,548
Bristol-Myers Squibb	15,921	1,174,652
DaVita *	7,333	617,145
Gilead Sciences	18,817	1,124,316
Hologic *	5,277	376,672
Humana	342	164,844
Molina Healthcare *	2,722	892,054
Quest Diagnostics	1,671	228,208

		5,771,439

COMMON STOCK — continued

	Shares	Value

INDUSTRIALS — 3.5%
CNH Industrial	24,963	$322,522
Deere	824	282,781
Iveco Group *	7,498	45,621
Owens Corning	12,399	1,149,883
Snap-on	1,105	247,575

		2,048,382

INFORMATION TECHNOLOGY — 11.7%
Akamai Technologies *	1,916	184,358
Apple	2,801	455,191
Broadcom	839	449,268
Check Point Software Technologies *	641	79,869
Corning	15,806	581,029
GoDaddy, Cl A *	3,369	249,912
Intel	10,000	363,100
Keysight Technologies *	4,428	719,993
Micron Technology	2,777	171,785
Microsoft	1,650	463,221
NetApp	9,233	658,590
Oracle	4,105	319,533
QUALCOMM	4,557	661,038
Seagate Technology Holdings PLC	12,428	993,991
Teradyne	1,896	191,287
VMware, Cl A	3,322	386,016

		6,928,181

MATERIALS — 5.0%
Celanese, Cl A	2,216	260,402
CF Industries Holdings	5,425	518,033
Dow	10,677	568,123
Freeport-McMoRan	7,452	235,111
Nucor	1,166	158,343
Sealed Air	6,602	403,514
Steel Dynamics	6,811	530,441
Westlake	2,856	278,003

		2,951,970

UTILITIES — 0.4%
NRG Energy	5,692	214,873

Total Common Stock
(Cost $37,868,867)		35,494,449

EXCHANGE TRADED FUND — 1.0%

iShares S&P/TSX Capped Energy Index ETF	46,916	564,582

Total Exchange Traded Fund (Cost $662,042)		564,582

1

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS LONG/SHORT EQUITY FUND JULY 31, 2022 (Unaudited)

PURCHASED OPTIONS — 0.4%

Value

Total Purchased Options (Cost $225,041)	$241,285

Total Investments in Securities— 61.6% (Cost $38,755,950)	$36,300,316

SECURITIES SOLD SHORT COMMON STOCK — (7.7)%

	Shares	Value

COMMUNICATION SERVICES — (0.3)%
Snap, Cl A *	(8,159)	$ (80,611)
Walt Disney *	(1,122)	(119,044)

		(199,655)

CONSUMER DISCRETIONARY — (1.1)%
Airbnb, Cl A *	(1,001)	(111,091)
Chewy, Cl A *	(3,846)	(149,263)
DoorDash, Cl A *	(1,723)	(120,179)
Las Vegas Sands *	(3,349)	(126,224)
Tesla *	(159)	(141,741)

		(648,498)

FINANCIALS — (0.2)%
CME Group, Cl A	(590)	(117,693)

HEALTH CARE — (0.7)%
Dexcom *	(1,560)	(128,045)
Illumina *	(515)	(111,590)
Repligen *	(736)	(157,033)

		(396,668)

INDUSTRIALS — (0.8)%
Generac Holdings *	(418)	(112,149)
Plug Power *	(6,795)	(145,005)
Quanta Services	(896)	(124,302)
Uber Technologies *	(4,570)	(107,167)

		(488,623)

INFORMATION TECHNOLOGY — (4.4)%
Affirm Holdings, Cl A *	(5,557)	(149,150)
Asana, Cl A *	(5,382)	(103,980)

COMMON STOCK — continued

	Shares	Value

INFORMATION TECHNOLOGY— continued
Atlassian PLC, Cl A *	(594)	$ (124,336)
Bill.com Holdings *	(912)	(123,193)
Ceridian HCM Holding *	(2,115)	(115,839)
Cloudflare, Cl A *	(2,264)	(113,925)
Crowdstrike Holdings, Cl A *	(672)	(123,379)
Datadog, Cl A *	(1,122)	(114,455)
DocuSign, Cl A *	(1,326)	(84,838)
EPAM Systems *	(367)	(128,175)
HubSpot *	(327)	(100,716)
Marvell Technology	(2,014)	(112,140)
MongoDB, Cl A *	(401)	(125,301)
Okta, Cl A *	(1,216)	(119,715)
Palantir Technologies, Cl A *	(13,378)	(138,462)
Paylocity Holding *	(638)	(131,383)
ServiceNow *	(237)	(105,858)
Snowflake, Cl A *	(880)	(131,921)
Teledyne Technologies *	(293)	(114,680)
Trade Desk, Cl A *	(2,254)	(101,430)
Twilio, Cl A *	(1,148)	(97,350)
Zscaler *	(724)	(112,263)

		(2,572,489)

MATERIALS — (0.2)%
Albemarle	(482)	(117,758)

Total Common Stock (Proceeds $5,207,466)		(4,541,384)

EXCHANGE TRADED FUNDS — (31.7)%

	Shares	Value
ARK Fintech Innovation ETF	(53,478)	(956,187)
iShares Russell 1000 Value ETF	(24,165)	(3,734,217)
iShares Russell 3000 ETF	(15,181)	(3,613,230)
Vanguard Russell 1000 Value	(153,529)	(10,393,913)

Total Exchange Traded Funds (Proceeds $19,353,835)		(18,697,547)

Total Securities Sold Short— (39.4)% (Proceeds $24,561,301)		$(23,238,931)

A list of the open exchange traded options contracts held by the Fund at July 31, 2022 is as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 0.4%
Put Options
iShares Russell 1000 Value ETF*	124	$1,916,172	$155.00	01/20/23	$93,000
SPDR S&P 500 ETF Trust*	47	1,936,353	430.00	01/20/23	148,285

TOTAL PURCHASED OPTIONS
(Cost $225,041)		$3,852,525			$241,285

2

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS LONG/SHORT EQUITY FUND JULY 31, 2022 (Unaudited)

Percentages are based on Net Assets of $58,926,779.

*	Non-income producing security.
(A)	Refer to table below for details on Options Contracts.

Cl — Class

ETF — Exchange Traded Fund

PLC — Public Limited Company

S&P — Standard & Poor’s

SPDR— Standard & Poor’s Depositary Receipt

The following is a summary of the level of inputs used as of July 31, 2022, in valuing the Fund’s investments carried at market value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$35,494,449	$—	$—	$35,494,449
Exchange Traded Fund	564,582	—	—	564,582
Purchased Options	241,285	—	—	241,285

Total Investments in Securities	$36,300,316	$—	$—	$36,300,316

Securities Sold Short	Level 1	Level 2	Level 3	Total
Common Stock	$(4,541,384)	$—	$—	$(4,541,384)
Exchange Traded Funds	(18,697,547)	—	—	(18,697,547)

Total Securities Sold Short	$(23,238,931)	$—	$—	$(23,238,931)

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent financial statements.

KOC-QH-007-0600

3

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS LARGE CAP VALUE FUND JULY 31, 2022 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 94.9%

	Shares	Value

COMMUNICATION SERVICES — 4.9%
Alphabet, Cl A *	25,460	$2,961,507
Electronic Arts	13,282	1,742,997
Meta Platforms, Cl A *	11,934	1,898,700

		6,603,204

CONSUMER DISCRETIONARY — 5.1%
General Motors *	36,523	1,324,324
Lennar, Cl A	21,543	1,831,155
Target	11,963	1,954,515
Tractor Supply	8,776	1,680,428

		6,790,422

CONSUMER STAPLES — 6.2%
General Mills	33,965	2,540,242
Monster Beverage *	13,166	1,311,597
PepsiCo	12,710	2,223,742
Procter & Gamble	16,206	2,251,175

		8,326,756

ENERGY — 8.9%
Canadian Natural Resources	44,286	2,444,587
ConocoPhillips	37,632	3,666,486
Exxon Mobil	35,066	3,398,947
Pioneer Natural Resources	10,280	2,435,846

		11,945,866

FINANCIALS — 20.7%
Allstate	17,406	2,035,980
Ameriprise Financial	9,182	2,478,405
Berkshire Hathaway, Cl B *	15,359	4,616,915
Citigroup	43,587	2,262,165
Citizens Financial Group	44,378	1,685,033
Fifth Third Bancorp	34,939	1,192,119
First Horizon	94,840	2,120,622
Hartford Financial Services Group	37,397	2,410,985
JPMorgan Chase	12,205	1,407,969
Morgan Stanley	29,623	2,497,219
Prudential Financial	19,754	1,975,202
State Street	23,417	1,663,544
Wells Fargo	28,865	1,266,308

		27,612,466

HEALTH CARE — 15.8%
Amgen	10,567	2,615,015
Bristol-Myers Squibb	47,599	3,511,854
Catalent *	20,496	2,318,098
DaVita *	16,344	1,375,511
DENTSPLY SIRONA	28,456	1,028,969
Eli Lilly	9,239	3,046,006
Exact Sciences *	17,144	773,194
Quest Diagnostics	17,047	2,328,109
Select Medical Holdings	65,195	1,931,076
STERIS PLC	9,610	2,168,497

		21,096,329

COMMON STOCK — continued

	Shares	Value

INDUSTRIALS — 9.5%
AECOM	36,882	$2,655,504
CSX	67,105	2,169,505
Cummins	8,171	1,808,324
Oshkosh	19,083	1,643,046
Quanta Services	16,326	2,264,906
United Rentals *	6,828	2,203,191

		12,744,476

INFORMATION TECHNOLOGY — 5.7%
Dell Technologies, Cl C	37,835	1,704,845
Intel	27,545	1,000,159
Microsoft	6,735	1,890,784
Salesforce *	6,663	1,226,125
Visa, Cl A	8,423	1,786,603

		7,608,516

MATERIALS — 4.3%
Mosaic	34,967	1,841,362
Sealed Air	40,650	2,484,528
Steel Dynamics	17,424	1,356,981

		5,682,871

REAL ESTATE — 6.2%
Extra Space Storage ‡	11,293	2,140,249
Host Hotels & Resorts ‡	109,347	1,947,470
Invitation Homes ‡	49,736	1,941,196
Lamar Advertising, Cl A ‡	21,614	2,184,311

		8,213,226

UTILITIES — 7.6%
Constellation Energy	15,117	999,234
Entergy	17,103	1,969,068
Exelon	45,359	2,108,740
FirstEnergy	36,702	1,508,452
Fortis	35,339	1,670,121
Vistra	73,568	1,901,733

		10,157,348

Total Common Stock
(Cost $111,970,406)		126,781,480

Total Investments in Securities— 94.9%
(Cost $111,970,406)		$126,781,480

Percentages are based on Net Assets of $133,544,445.

*	Non-income producing security.
‡	Real Estate Investment Trust.

Cl — Class

PLC — Public Limited Company

1

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS LARGE CAP VALUE FUND JULY 31, 2022 (Unaudited)

As of July 31, 2022, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance of fair value measurements and disclosure under U.S. generally accepted accounting principles.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent financial statements.

KOC-QH-004-1500

2

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS LARGE CAP GROWTH FUND JULY 31, 2022 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 95.9%#

	Shares	Value

COMMUNICATION SERVICES — 8.4%
Alphabet, Cl A *	78,540	$9,135,773
Meta Platforms, Cl A *	9,051	1,440,014

		10,575,787

CONSUMER DISCRETIONARY — 15.9%
Darden Restaurants	11,693	1,455,662
Etsy *	10,001	1,037,304
Expedia Group *	7,612	807,253
Lithia Motors, Cl A	5,266	1,396,964
Lowe’s	15,352	2,940,369
Lululemon Athletica *	4,199	1,303,831
Marriott International, Cl A	10,442	1,658,398
MercadoLibre *	1,239	1,008,187
Target	10,085	1,647,687
Tesla *	4,463	3,978,541
Tractor Supply	6,961	1,332,892
Ulta Beauty *	3,392	1,319,183

		19,886,271

CONSUMER STAPLES — 6.4%
BJ’s Wholesale Club Holdings *	20,369	1,378,981
Monster Beverage *	23,474	2,338,480
PepsiCo	15,614	2,731,826
Procter & Gamble	11,424	1,586,908

		8,036,195

ENERGY — 1.4%
Cheniere Energy	5,635	842,883
Pioneer Natural Resources	3,798	899,936

		1,742,819

FINANCIALS — 1.4%
American Express	8,215	1,265,274
SoFi Technologies *	73,414	463,243

		1,728,517

HEALTH CARE — 9.2%
Align Technology *	3,451	969,627
Amgen	8,747	2,164,620
Catalent *	6,357	718,977
Eli Lilly	4,304	1,418,986
Exact Sciences *	8,795	396,654
Intuitive Surgical *	2,293	527,780
Seagen *	4,963	893,241
STERIS PLC	5,760	1,299,744
Syneos Health, Cl A *	16,197	1,281,831
Zoetis, Cl A	10,264	1,873,693

		11,545,153

INDUSTRIALS — 6.4%
Caterpillar	8,836	1,751,737
FedEx	8,033	1,872,412
Generac Holdings *	4,425	1,187,228
Howmet Aerospace	33,508	1,244,152
Waste Management	12,054	1,983,606

		8,039,135

COMMON STOCK — continued

	Shares	Value

INFORMATION TECHNOLOGY — 43.4%
Accenture PLC, Cl A	8,122	$2,487,444
Adobe *	2,921	1,197,960
Apple	100,054	16,259,775
Dynatrace *	20,092	756,062
Five9 *	7,346	794,249
Intuit	867	395,499
KLA	4,641	1,780,009
Mastercard, Cl A	5,533	1,957,520
Microchip Technology	22,024	1,516,573
Microsoft	50,489	14,174,282
NVIDIA	15,976	2,901,721
ON Semiconductor *	25,246	1,685,928
Paycom Software *	1,741	575,383
PayPal Holdings *	11,418	988,000
QUALCOMM	12,043	1,746,958
ServiceNow *	3,927	1,754,034
Visa, Cl A	16,601	3,521,238

		54,492,635

MATERIALS — 1.3%
Chemours	21,154	752,871
Linde PLC	2,993	903,886

		1,656,757

REAL ESTATE — 2.1%
American Tower ‡	9,728	2,634,634

Total Common Stock
(Cost $110,829,658)		120,337,903

Total Investments in Securities— 95.9%
(Cost $110,829,658)		$120,337,903

Percentages are based on Net Assets of $125,454,000.

*	Non-income producing security.
‡	Real Estate Investment Trust.
#	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.

Cl — Class

PLC — Public Limited Company

As of July 31, 2022, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance of fair value measurements and disclosure under U.S. generally accepted accounting principles.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent financial statements.

KOC-QH-003-1500

1

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS SMALL CAP FUND JULY 31, 2022 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 95.6%

	Shares	Value

COMMUNICATION SERVICES — 1.8%
Cars.com *	72,536	$853,023
Magnite *	56,894	434,670
TechTarget *	13,489	879,348

		2,167,041

CONSUMER DISCRETIONARY — 8.2%
Adient PLC *	19,585	661,581
Bally’s *	19,718	433,205
Bloomin’ Brands	43,488	886,721
Boot Barn Holdings *	12,631	786,911
Boyd Gaming	20,353	1,129,795
Dana	45,766	767,038
Hibbett	10,401	488,015
KB Home	50,900	1,661,376
Lovesac *	13,350	415,986
Revolve Group, Cl A *	17,835	505,087
Ruth’s Hospitality Group	43,996	772,130
YETI Holdings *	19,073	968,336
Zumiez *	18,571	482,846

		9,959,027

CONSUMER STAPLES — 4.9%
Darling Ingredients *	16,620	1,151,434
Edgewell Personal Care	49,961	1,987,449
MGP Ingredients	10,103	1,062,633
Sprouts Farmers Market *	63,636	1,758,899

		5,960,415

ENERGY — 5.7%
Centennial Resource Development, Cl A *	114,663	763,656
Chord Energy	15,363	1,970,151
Civitas Resources	20,093	1,184,683
Crescent Point Energy	79,852	632,428
Magnolia Oil & Gas, Cl A	98,265	2,371,134

		6,922,052

FINANCIALS — 16.2%
American Equity Investment Life Holding	26,012	977,011
Axis Capital Holdings	15,448	779,970
Cohen & Steers	10,582	779,788
ConnectOne Bancorp	36,509	965,298
Customers Bancorp *	16,168	617,456
Essent Group	18,939	790,893
First Internet Bancorp	23,350	827,758
Focus Financial Partners, Cl A *	21,561	871,711
Hancock Whitney	22,220	1,084,558
Hilltop Holdings	9,281	267,757
Home BancShares	48,932	1,154,795
Merchants Bancorp	23,942	633,492
Metropolitan Bank Holding *	8,861	614,776
OFG Bancorp	42,769	1,174,864
Old Second Bancorp	85,541	1,201,851
PacWest Bancorp	20,860	584,706

COMMON STOCK — continued

	Shares	Value

FINANCIALS— continued
Piper Sandler	7,092	$895,010
QCR Holdings	23,489	1,392,663
Stewart Information Services	13,256	724,440
Stifel Financial	16,620	994,042
United Community Banks	35,306	1,201,463
Wintrust Financial	12,803	1,101,570

		19,635,872

HEALTH CARE — 15.2%
Apellis Pharmaceuticals *	7,317	411,801
Castle Biosciences *	9,917	277,279
CONMED	7,139	696,981
Editas Medicine, Cl A *	10,083	160,420
Ensign Group	14,025	1,117,652
Fate Therapeutics *	11,202	341,997
Halozyme Therapeutics *	36,168	1,768,615
ICU Medical *	7,538	1,335,507
Inmode *	25,903	861,016
Insmed *	28,108	621,749
Integer Holdings *	10,485	732,797
Intellia Therapeutics *	2,143	138,781
Intra-Cellular Therapies *	4,469	241,862
Invitae *	24,757	47,038
LHC Group *	6,801	1,108,971
Merit Medical Systems *	15,933	915,829
Natera *	12,510	587,970
NextGen Healthcare *	29,274	501,171
NuVasive *	31,487	1,653,697
PTC Therapeutics *	10,967	477,613
Shockwave Medical *	5,333	1,124,890
Surface Oncology *	110,749	189,381
TG Therapeutics *	17,191	102,974
Varex Imaging *	68,596	1,529,005
Vericel *	46,007	1,497,068

		18,442,064

INDUSTRIALS — 15.6%
Altra Industrial Motion	18,033	752,517
Aris Water Solution, Cl A	30,693	649,771
ASGN *	9,779	1,014,669
Atkore *	10,865	1,078,569
Casella Waste Systems, Cl A *	11,231	909,149
Comfort Systems USA	13,086	1,382,667
CSW Industrials	8,889	1,061,969
Great Lakes Dredge & Dock *	65,470	846,527
H&E Equipment Services	24,789	886,207
Helios Technologies	11,937	821,504
Herc Holdings	6,885	853,878
KBR	10,237	544,916
Maxar Technologies	17,158	471,502
McGrath RentCorp	14,444	1,218,496
MillerKnoll	24,621	741,338
MYR Group *	11,588	1,103,525
Shyft Group	21,562	559,318

1

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS SMALL CAP FUND JULY 31, 2022 (Unaudited)

COMMON STOCK — continued

	Shares	Value

INDUSTRIALS— continued
SP Plus *	17,255	$591,156
Sterling Infrastructure *	44,720	1,149,751
Triton International	20,606	1,320,432
WESCO International *	8,353	1,067,848

		19,025,709

INFORMATION TECHNOLOGY — 11.8%
Corsair Gaming *	38,014	535,997
DigitalOcean Holdings *	15,521	636,051
FormFactor *	26,866	955,355
Ichor Holdings *	41,377	1,293,445
Instructure Holdings *	38,676	945,241
LivePerson *	26,589	362,674
MACOM Technology Solutions Holdings *	16,509	956,531
Mitek Systems *	54,692	595,049
Perficient *	17,639	1,861,267
Plantronics *	23,575	938,049
Rapid7 *	10,724	686,014
Repay Holdings, Cl A *	45,464	609,218
Sapiens International	30,676	807,086
Silicon Laboratories *	3,460	510,281
Sprout Social, Cl A *	7,731	402,785
SPS Commerce *	7,535	902,392
Viavi Solutions *	51,390	760,572
Workiva, Cl A *	8,212	537,886

		14,295,893

MATERIALS — 5.1%
ATI *	49,356	1,228,471
Greif, Cl A	17,158	1,211,698
Livent *	28,469	708,593
Summit Materials, Cl A *	69,180	1,903,142
Tronox Holdings PLC, Cl A	77,468	1,209,275

		6,261,179

REAL ESTATE — 8.1%
Apple Hospitality ‡	68,108	1,136,042
Armada Hoffler Properties ‡	63,293	897,495
Corporate Office Properties Trust ‡	42,769	1,203,947
Independence Realty Trust ‡	48,281	1,071,838
National Storage Affiliates Trust ‡	22,386	1,227,648
Plymouth Industrial ‡	41,949	807,938
Ryman Hospitality Properties *‡	8,991	796,063
STAG Industrial ‡	25,921	849,690
UMH Properties ‡	88,205	1,879,649

		9,870,310

UTILITIES — 3.0%
Clearway Energy, Cl C	58,810	2,207,727

COMMON STOCK — continued

	Shares	Value

UTILITIES— continued
Southwest Gas Holdings	16,587	$1,442,406

		3,650,133

Total Common Stock
(Cost $110,208,993)		116,189,695

Total Investments in Securities— 95.6%
(Cost $110,208,993)		$116,189,695

Percentages are based on Net Assets of $121,511,434.

*	Non-income producing security.
‡	Real Estate Investment Trust.

Cl — Class

PLC — Public Limited Company

As of July 31, 2022, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance of fair value measurements and disclosure under U.S. generally accepted accounting principles.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent financial statements.

KOC-QH-005-1500

2

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS U.S. ALL CAP INDEX FUND JULY 31, 2022 (Unaudited)

SCHEDULE OF INVESTMENTS COMMON STOCK — 95.1%#

	Shares	Value

COMMUNICATION SERVICES — 8.7%
Activision Blizzard	1,283	$102,576
Advantage Solutions *	137	608
Alphabet, Cl A *	10,520	1,223,686
Alphabet, Cl C *	9,680	1,129,075
Altice USA, Cl A *	366	3,847
AMC Entertainment Holdings, Cl A *	905	13,177
AMC Networks, Cl A *	47	1,434
Angi, Cl A *	131	681
Anterix *	31	1,379
AT&T	12,737	239,201
ATN International	19	875
Audacy, Cl A *	193	123
Bandwidth, Cl A *	40	665
Boston Omaha, Cl A *	49	1,196
Bumble, Cl A *	142	5,385
Cable One	9	12,390
Cardlytics *	58	800
Cargurus, Cl A *	154	3,741
Cars.com *	111	1,305
Charter Communications, Cl A *	233	100,679
Cinemark Holdings *	189	3,464
Clear Channel Outdoor Holdings, Cl A *	813	1,260
Cogent Communications Holdings	75	4,786
Comcast, Cl A	7,883	295,770
Consolidated Communications Holdings *	126	832
DISH Network, Cl A *	439	7,625
EchoStar, Cl A *	62	1,225
Electronic Arts	466	61,153
Endeavor Group Holdings, Cl A *	262	5,971
Entravision Communications, Cl A	105	563
Eventbrite, Cl A *	146	1,367
EW Scripps, Cl A *	100	1,426
Fox	546	18,078
Frontier Communications Parent *	389	10,079
fuboTV *	236	592
Gannett *	236	710
Globalstar *	1,299	1,819
Gogo *	85	1,476
Gray Television	134	2,488
IAC *	139	9,522
IDT, Cl B *	30	781
iHeartMedia *	207	1,548
Interpublic Group of Companies	688	20,551
Iridium Communications *	201	8,987
John Wiley & Sons, Cl A	76	3,969
Liberty Broadband, Cl C *	234	25,490
Live Nation Entertainment *	270	25,377

COMMON STOCK — continued

	Shares	Value

COMMUNICATION SERVICES— continued
Lumen Technologies	1,796	$19,558
Madison Square Garden Entertainment *	45	2,620
Madison Square Garden Sports *	27	4,152
Magnite *	200	1,528
Marcus	38	624
Match Group *	497	36,435
MediaAlpha, Cl A *	41	505
Meta Platforms, Cl A *	4,017	639,105
Netflix *	768	172,723
New York Times, Cl A	286	9,138
News	682	11,689
Nexstar Media Group, Cl A	69	12,998
NII Holdings *(A)	46	—
Omnicom Group	360	25,142
Ooma *	38	453
Pinterest, Cl A *	976	19,013
PubMatic, Cl A *	63	1,045
QuinStreet *	80	860
Radius Global Infrastructure, Cl A *	149	2,277
Roku, Cl A *	208	13,628
Scholastic	50	2,354
Shenandoah Telecommunications	84	1,873
Shutterstock	41	2,317
Sinclair Broadcast Group, Cl A	78	1,704
Sirius XM Holdings	1,281	8,557
Skillz, Cl A *	435	687
Snap, Cl A *	1,921	18,979
Stagwell *	181	1,196
Take-Two Interactive Software *	266	35,249
TechTarget *	48	3,129
TEGNA	386	8,083
Telephone and Data Systems	176	2,783
Thryv Holdings *	56	1,363
T-Mobile US *	1,042	149,069
TripAdvisor *	170	3,232
TrueCar *	146	375
Twitter *	1,177	48,975
United States Cellular *	25	732
Verizon Communications	7,372	340,513
Vimeo *	251	1,396
Walt Disney *	3,191	338,565
Warner Bros Discovery *	4,250	63,757
Warner Music Group, Cl A	203	6,090
WideOpenWest *	93	1,709
World Wrestling Entertainment, Cl A	75	5,198
Yelp, Cl A *	115	3,526
Ziff Davis *	81	6,633
ZoomInfo Technologies, Cl A *	498	18,869

		5,410,138

1

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS U.S. ALL CAP INDEX FUND JULY 31, 2022 (Unaudited)

COMMON STOCK — continued

	Shares	Value

CONSUMER DISCRETIONARY — 9.2%
1-800-Flowers.com, Cl A *	49	$489
Aaron’s	53	690
Abercrombie & Fitch, Cl A *	87	1,549
Academy Sports & Outdoors	137	5,895
Accel Entertainment, Cl A *	112	1,351
Acushnet Holdings	58	2,826
Adient PLC *	164	5,540
Adtalem Global Education *	85	3,408
Advance Auto Parts	107	20,717
Airbnb, Cl A *	625	69,362
American Axle & Manufacturing Holdings *	192	1,711
American Eagle Outfitters	268	3,227
American Public Education *	31	487
America’s Car-Mart *	10	1,036
Aramark	448	14,963
Arko	122	1,114
Asbury Automotive Group *	41	7,037
AutoNation *	64	7,599
AutoZone *	35	74,809
Bally’s *	73	1,604
Bath & Body Works	406	14,429
Beazer Homes USA *	52	767
Bed Bath & Beyond *	121	609
Best Buy	350	26,947
Big 5 Sporting Goods	35	450
Big Lots	46	929
BJ’s Restaurants *	39	915
Bloomin’ Brands	151	3,079
Bluegreen Vacations Holding, Cl A	24	631
Booking Holdings *	72	139,370
Boot Barn Holdings *	52	3,240
BorgWarner	419	16,115
Boyd Gaming	138	7,660
Bright Horizons Family Solutions *	103	9,648
Brinker International *	78	2,165
Brunswick	133	10,656
Buckle	52	1,570
Burlington Stores *	116	16,371
Caesars Entertainment *	359	16,403
Caleres	63	1,564
Callaway Golf *	244	5,600
Camping World Holdings, Cl A	67	1,812
Canoo *	192	664
Capri Holdings *	254	12,365
CarMax *	283	28,170
Carnival *	1,501	13,599
CarParts.com *	79	630
Carriage Services, Cl A	23	834
Carter’s	70	5,704
Carvana, Cl A *	153	4,460

COMMON STOCK — continued

	Shares	Value

CONSUMER DISCRETIONARY— continued
Cato, Cl A	31	$383
Cavco Industries *	15	3,867
Century Casinos *	46	388
Century Communities	52	2,661
Cheesecake Factory	86	2,514
Chegg *	216	4,601
Chewy, Cl A *	158	6,132
Chico’s FAS *	206	1,034
Children’s Place *	22	953
Chipotle Mexican Grill, Cl A *	49	76,647
Choice Hotels International	62	7,494
Churchill Downs	59	12,378
Chuy’s Holdings *	33	734
Citi Trends *	15	369
Clarus	43	887
Columbia Sportswear	59	4,367
Container Store Group *	54	403
Coursera *	157	2,181
Cracker Barrel Old Country Store	40	3,803
Crocs *	103	7,379
Dana	252	4,223
Darden Restaurants	218	27,139
Dave & Buster’s Entertainment *	83	3,101
Deckers Outdoor *	47	14,721
Denny’s *	104	1,010
Designer Brands, Cl A	102	1,472
Dick’s Sporting Goods	94	8,798
Dillard’s, Cl A	18	4,092
Dine Brands Global	28	1,997
Dollar General	400	99,372
Dollar Tree *	390	64,490
Domino’s Pizza	63	24,703
DoorDash, Cl A *	340	23,715
Dorman Products *	45	4,549
DR Horton	556	43,385
DraftKings, Cl A *	611	8,395
eBay	1,027	49,943
Ethan Allen Interiors	40	920
Etsy *	222	23,026
Everi Holdings *	158	3,035
Expedia Group *	262	27,785
Fisker *	282	2,702
Five Below *	95	12,072
Floor & Decor Holdings, Cl A *	180	14,503
Foot Locker	144	4,085
Ford Motor	6,911	101,523
Fossil Group *	81	488
Fox Factory Holding *	73	6,910
Franchise Group	48	1,581
Frontdoor *	144	3,855
Full House Resorts *	57	354
Funko, Cl A *	47	1,232

2

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS U.S. ALL CAP INDEX FUND JULY 31, 2022 (Unaudited)

COMMON STOCK — continued

	Shares	Value

CONSUMER DISCRETIONARY— continued
GameStop, Cl A *	444	$15,100
Gap	374	3,598
Garmin	265	25,869
General Motors *	2,423	87,858
Genesco *	23	1,289
Gentex	412	11,627
Gentherm *	57	3,680
Genuine Parts	244	37,300
G-III Apparel Group *	73	1,613
Golden Entertainment *	34	1,492
Goodyear Tire & Rubber *	493	6,054
GoPro, Cl A *	223	1,418
Graham Holdings, Cl B	7	4,161
Grand Canyon Education *	61	5,860
Green Brick Partners *	85	2,278
Group 1 Automotive	28	4,954
Groupon, Cl A *	39	413
GrowGeneration *	91	441
Guess?	58	1,097
H&R Block	287	11,469
Hanesbrands	606	6,775
Harley-Davidson	264	9,982
Hasbro	228	17,948
Haverty Furniture	25	683
Helen of Troy *	42	5,619
Hibbett	21	985
Hilton Grand Vacations *	152	6,197
Hilton Worldwide Holdings	480	61,474
Home Depot	1,813	545,604
Hovnanian Enterprises, Cl A *	9	437
Hyatt Hotels, Cl A *	88	7,282
Installed Building Products	43	4,361
International Game Technology PLC	175	3,316
iRobot *	46	2,116
Jack in the Box	36	2,489
Johnson Outdoors, Cl A	14	942
KB Home	151	4,929
Kohl’s	223	6,498
Kontoor Brands	97	3,540
Las Vegas Sands *	643	24,235
Latham Group *	76	417
Laureate Education, Cl A *	188	2,226
La-Z-Boy, Cl Z	75	2,090
LCI Industries	43	5,809
Lear	105	15,870
Leggett & Platt	232	9,196
Lennar, Cl A	444	37,740
Leslie’s *	278	4,214
Levi Strauss, Cl A	158	2,989
LGI Homes *	36	4,061
Light & Wonder *	163	8,303

COMMON STOCK — continued

	Shares	Value

CONSUMER DISCRETIONARY— continued
Lindblad Expeditions Holdings *	55	$434
Liquidity Services *	47	946
Lithia Motors, Cl A	51	13,529
LKQ	497	27,255
LL Flooring Holdings *	51	512
Lordstown Motors, Cl A *	278	623
Lovesac *	23	717
Lowe’s	1,161	222,366
Luminar Technologies, Cl A *	352	2,379
M/I Homes *	48	2,208
Macy’s	499	8,807
Malibu Boats, Cl A *	36	2,248
MarineMax *	37	1,511
Marriott International, Cl A	490	77,822
Marriott Vacations Worldwide	68	9,311
MasterCraft Boat Holdings *	32	758
Mattel *	615	14,268
MDC Holdings	100	3,625
Meritage Homes *	63	5,563
MGM Resorts International	593	19,409
Mister Car Wash *	127	1,473
Modine Manufacturing *	87	1,141
Mohawk Industries *	89	11,435
Monarch Casino & Resort *	23	1,475
Monro	57	2,859
Motorcar Parts of America *	33	497
Movado Group	28	951
Murphy USA	39	11,090
National Vision Holdings *	141	4,109
NIKE, Cl B	2,157	247,882
Nordstrom	195	4,584
Norwegian Cruise Line Holdings *	724	8,797
NVR *	6	26,359
ODP *	82	2,977
Ollie’s Bargain Outlet Holdings *	95	5,600
ONE Group Hospitality *	45	378
OneWater Marine, Cl A *	18	652
O’Reilly Automotive *	115	80,913
Overstock.com *	75	2,175
Oxford Industries	27	2,576
Papa John’s International	62	5,945
Party City Holdco *	185	211
Patrick Industries	39	2,368
Peloton Interactive, Cl A *	498	4,726
Penn Entertainment *	290	10,019
Penske Automotive Group	50	5,724
Perdoceo Education *	116	1,589
Petco Health & Wellness, Cl A *	265	3,689
PetMed Express	35	764
Planet Fitness, Cl A *	148	11,664
Playa Hotels & Resorts *	231	1,585
PLBY Group *	48	308

3

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS U.S. ALL CAP INDEX FUND JULY 31, 2022 (Unaudited)

COMMON STOCK — continued

	Shares	Value

CONSUMER DISCRETIONARY— continued
Polaris	98	$11,493
Pool	68	24,324
Porch Group *	138	266
Poshmark, Cl A *	70	755
PulteGroup	421	18,364
Purple Innovation, Cl A *	144	503
PVH	119	7,368
QuantumScape, Cl A *	378	4,090
Quotient Technology *	152	421
Qurate Retail *	594	1,622
Ralph Lauren, Cl A	80	7,890
RealReal *	136	317
Red Rock Resorts, Cl A	92	3,618
Rent-A-Center, Cl A	93	2,188
Revolve Group, Cl A *	70	1,982
RH *	34	9,501
Rivian Automotive, Cl A *	829	28,435
Rocky Brands	12	395
Ross Stores	603	49,000
Royal Caribbean Cruises *	385	14,903
Rush Street Interactive *	89	493
Ruth’s Hospitality Group	55	965
Sally Beauty Holdings *	191	2,441
SeaWorld Entertainment *	131	6,253
Service International	280	20,849
Shake Shack, Cl A *	65	3,345
Shoe Carnival	30	654
Signet Jewelers	83	5,060
Six Flags Entertainment *	148	3,355
Skechers USA, Cl A *	239	9,072
Skyline Champion *	98	6,203
Sleep Number *	37	1,667
Sonic Automotive, Cl A	35	1,465
Sonos *	221	4,886
Sportsman’s Warehouse Holdings *	75	739
Standard Motor Products	35	1,601
Starbucks	2,014	170,747
Stellantis	3,766	54,155
Steven Madden	131	4,153
Stitch Fix, Cl A *	139	830
Stoneridge *	46	866
Strategic Education	42	3,017
Stride *	70	3,128
Tapestry	462	15,537
Target	809	132,174
Taylor Morrison Home, Cl A *	196	5,625
Tempur Sealy International	306	8,409
Tenneco, Cl A *	142	2,680
Terminix Global Holdings *	213	9,521
Tesla *	1,481	1,320,237
Texas Roadhouse, Cl A	115	10,030
Thor Industries	92	7,758

COMMON STOCK — continued

	Shares	Value

CONSUMER DISCRETIONARY— continued
TJX	2,059	$125,928
Toll Brothers	192	9,443
TopBuild *	57	12,068
Tractor Supply	196	37,530
Travel + Leisure	146	6,294
TravelCenters of America *	23	960
TRI Pointe Group *	178	3,297
Tupperware Brands *	74	552
Ulta Beauty *	90	35,002
Under Armour, Cl A *	330	3,056
Unifi *	28	382
Universal Electronics *	21	583
Urban Outfitters *	102	2,089
Vail Resorts	70	16,599
VF	645	28,819
Vista Outdoor *	97	2,920
Visteon *	49	6,251
Vivint Smart Home *	47	225
Vuzix *	104	850
Wayfair, Cl A *	127	6,847
Wendy’s	348	7,318
Whirlpool	100	17,287
Williams-Sonoma	124	17,908
Wingstop	52	6,561
Winmark	5	1,111
Winnebago Industries	55	3,320
Wolverine World Wide	139	3,123
Workhorse Group *	255	834
WW International *	119	790
Wyndham Hotels & Resorts	159	11,036
Wynn Resorts *	185	11,744
XPEL *	34	2,084
YETI Holdings *	147	7,463
Yum! Brands	505	61,883
Zumiez *	28	728

		5,676,060

CONSUMER STAPLES — 4.7%
22nd Century Group *	276	464
Albertsons, Cl A	171	4,591
Altria Group	3,178	139,387
Andersons	56	2,026
AppHarvest *	115	442
Archer-Daniels-Midland	981	81,197
B&G Foods	118	2,916
Beauty Health *	178	2,371
BellRing Brands *	205	4,951
Beyond Meat *	99	3,167
BJ’s Wholesale Club Holdings *	235	15,909
Boston Beer, Cl A *	17	6,467
Brown-Forman, Cl B	531	39,411
Bunge	248	22,898
Calavo Growers	24	967

4

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS U.S. ALL CAP INDEX FUND JULY 31, 2022 (Unaudited)

COMMON STOCK — continued

	Shares	Value

CONSUMER STAPLES— continued
Cal-Maine Foods	66	$3,373
Campbell Soup	354	17,470
Casey’s General Stores	65	13,172
Celsius Holdings *	67	5,960
Central Garden & Pet, Cl A *	71	2,897
Chefs’ Warehouse *	58	2,007
Clorox	215	30,496
Coca-Cola	7,559	485,061
Coca-Cola Consolidated	6	3,078
Colgate-Palmolive	1,474	116,063
Conagra Brands	839	28,702
Constellation Brands, Cl A	270	66,504
Coty, Cl A *	592	4,333
Darling Ingredients *	280	19,398
Duckhorn Portfolio *	64	1,174
Edgewell Personal Care	94	3,739
elf Beauty *	86	2,884
Energizer Holdings	117	3,455
Estee Lauder, Cl A	406	110,879
Flowers Foods	343	9,745
Fresh Del Monte Produce	66	1,961
Freshpet *	74	3,955
General Mills	1,054	78,829
Grocery Outlet Holding *	153	6,536
Hain Celestial Group *	158	3,594
Herbalife Nutrition *	172	4,199
Hershey	255	58,130
Hormel Foods	503	24,818
Hostess Brands, Cl A *	242	5,474
Ingles Markets, Cl A	25	2,386
Ingredion	112	10,190
Inter Parfums	31	2,588
J&J Snack Foods	25	3,388
JM Smucker	185	24,479
John B Sanfilippo & Son	15	1,123
Kellogg	592	43,761
Keurig Dr Pepper	1,370	53,074
Kimberly-Clark	591	77,888
Kraft Heinz	1,782	65,631
Lamb Weston Holdings	252	20,074
Lancaster Colony	33	4,369
McCormick	439	38,347
Medifast	19	3,196
MGP Ingredients	23	2,419
Mission Produce *	66	936
Molson Coors Beverage, Cl B	338	20,195
Mondelez International, Cl A	2,424	155,233
Monster Beverage *	654	65,151
National Beverage *	41	2,221
Nu Skin Enterprises, Cl A	86	3,742
Olaplex Holdings *	217	3,732
PepsiCo	2,420	423,403

COMMON STOCK — continued

	Shares	Value

CONSUMER STAPLES— continued
Performance Food Group *	264	$13,123
Philip Morris International	2,715	263,762
Pilgrim’s Pride *	83	2,604
Post Holdings *	98	8,520
PriceSmart	43	2,854
Reynolds Consumer Products	95	2,761
Seneca Foods, Cl A *	10	569
Simply Good Foods *	148	4,828
SpartanNash	61	1,970
Spectrum Brands Holdings	70	4,868
Sprouts Farmers Market *	192	5,307
Sysco	888	75,391
Tattooed Chef *	85	536
Tootsie Roll Industries	26	899
TreeHouse Foods *	97	4,212
Turning Point Brands	31	744
Tyson Foods, Cl A	504	44,357
United Natural Foods *	101	4,293
Universal	42	2,348
US Foods Holding *	376	11,844
USANA Health Sciences *	20	1,393
Utz Brands	106	1,783
Vector Group	228	2,540
WD-40	24	4,257
Weis Markets	26	2,000
Whole Earth Brands *	70	377

		2,940,716

ENERGY — 5.2%
Aemetis *	48	353
Alto Ingredients *	123	529
Antero Midstream	557	5,603
Antero Resources *	486	19,265
APA	606	22,525
Arch Resources	27	3,487
Archrock	236	1,992
Aspen Aerogels *	49	641
Baker Hughes, Cl A	1,588	40,796
Berry Petroleum	139	1,187
Brigham Minerals, Cl A	84	2,230
Bristow Group *	48	1,238
Cactus, Cl A	102	4,242
California Resources	124	5,563
Callon Petroleum *	73	3,361
Centennial Resource Development, Cl A *	352	2,344
Centrus Energy, Cl A *	19	630
ChampionX	354	7,395
Cheniere Energy	441	65,965
Chesapeake Energy	202	19,022
Chevron	3,448	564,714
Chord Energy	69	8,882
Civitas Resources	128	7,551

5

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS U.S. ALL CAP INDEX FUND JULY 31, 2022 (Unaudited)

COMMON STOCK — continued

	Shares	Value

ENERGY— continued
Clean Energy Fuels *	294	$1,905
CNX Resources *	343	5,924
Comstock Resources *	141	2,246
ConocoPhillips	2,273	221,458
CONSOL Energy	59	3,618
Continental Resources	243	16,740
Core Laboratories	81	1,534
Coterra Energy	1,392	42,581
Crescent Energy, Cl A	58	841
CVR Energy	176	5,903
Delek US Holdings	146	3,892
Denbury *	84	6,040
Devon Energy	1,104	69,386
DHT Holdings	243	1,597
Diamondback Energy	290	37,126
DMC Global *	27	615
Dorian LPG	61	983
Dril-Quip *	60	1,539
Earthstone Energy, Cl A *	79	1,121
EOG Resources	1,024	113,889
Equities	624	27,475
Equitrans Midstream	719	5,644
Expro Group Holdings *	184	2,241
Exxon Mobil	7,406	717,864
Gevo *	342	1,006
Green Plains *	90	3,242
Gulfport Energy *	37	3,406
Halliburton	1,574	46,118
Helix Energy Solutions Group *	249	1,006
Helmerich & Payne	179	8,288
Hess	490	55,110
HF Sinclair	284	13,581
International Seaways	83	1,963
Kinder Morgan	3,482	62,641
Kinetik Holdings, Cl A	28	1,139
Laredo Petroleum *	26	2,305
Liberty Energy, Cl A *	217	3,081
Magnolia Oil & Gas, Cl A	282	6,805
Marathon Oil	1,257	31,174
Marathon Petroleum	979	89,735
Matador Resources	190	10,978
Murphy Oil	258	9,066
Nabors Industries *	14	1,995
National Energy Services Reunited *	122	860
New Fortress Energy, Cl A	118	5,778
Newpark Resources *	148	521
NexTier Oilfield Solutions *	276	2,752
Northern Oil and Gas	114	3,287
NOV	685	12,748
Occidental Petroleum	1,641	107,896
Oceaneering International *	172	1,827

COMMON STOCK — continued

	Shares	Value

ENERGY— continued
Oil States International *	103	$525
ONEOK	778	46,478
Ovintiv	452	23,093
Par Pacific Holdings *	103	1,700
Patterson-UTI Energy	369	6,107
PBF Energy, Cl A *	175	5,836
PDC Energy	166	10,905
Peabody Energy *	239	5,017
Phillips 66	742	66,038
Pioneer Natural Resources	413	97,860
Plains GP Holdings, Cl A	332	3,715
ProPetro Holding *	136	1,431
Range Resources *	448	14,815
Ranger Oil, Cl A	37	1,408
REX American Resources *	9	859
RPC	130	1,061
SandRidge Energy *	63	1,180
Schlumberger	2,476	91,686
Select Energy Services, Cl A *	135	1,008
SM Energy	210	8,669
Southwestern Energy *	1,547	10,922
Talos Energy *	98	1,857
Targa Resources	393	27,160
Tellurian *	750	2,790
TETRA Technologies *	200	876
Texas Pacific Land	14	25,674
Tidewater *	68	1,498
Transocean *	1,107	3,742
US Silica Holdings *	127	1,756
Valaris *	123	6,172
Valero Energy	716	79,311
Viper Energy Partners	103	3,166
W&T Offshore *	164	815
Williams	2,131	72,646
World Fuel Services	108	2,994

		3,200,755

FINANCIALS — 12.3%
1st Source	32	1,543
Affiliated Managers Group	68	8,594
AGNC Investment ‡	910	11,475
Alerus Financial	26	641
Alleghany *	23	19,262
Allegiance Bancshares	34	1,497
Allstate	482	56,380
Ally Financial	571	18,883
A-Mark Precious Metals *	30	909
Ambac Financial Group *	80	942
Amerant Bancorp, Cl A	40	1,093
American Equity Investment Life Holding	167	6,273
American Express	1,320	203,306
American Financial Group	137	18,314

6

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS U.S. ALL CAP INDEX FUND JULY 31, 2022 (Unaudited)

COMMON STOCK — continued

	Shares	Value

FINANCIALS— continued
American International Group	1,414	$73,203
American National Bankshares	18	653
Ameriprise Financial	193	52,095
Ameris Bancorp	115	5,438
AMERISAFE	33	1,503
Annaly Capital Management ‡	2,553	17,565
Apollo Commercial Real Estate Finance ‡	244	3,118
Apollo Global Management	869	49,638
Arbor Realty Trust ‡	269	4,471
Arch Capital Group *	640	28,416
Ares Commercial Real Estate ‡	77	1,055
Ares Management, Cl A	242	17,339
Argo Group International Holdings	60	1,967
ARMOUR Residential ‡	166	1,306
Arrow Financial	27	906
Arthur J Gallagher	364	65,152
Artisan Partners Asset Management, Cl A	111	4,413
AssetMark Financial Holdings *	37	703
Associated Banc-Corp	256	5,146
Assurant	100	17,578
Assured Guaranty	109	6,365
Atlantic Union Bankshares	130	4,497
Axis Capital Holdings	136	6,867
Axos Financial *	93	3,884
B. Riley Financial	27	1,392
Banc of California	101	1,768
BancFirst	30	3,222
Bancorp *	89	2,189
Bank First	11	846
Bank of America	14,124	477,532
Bank of Hawaii	70	5,608
Bank of Marin Bancorp	25	818
Bank of New York Mellon	1,414	61,452
Bank OZK	206	8,261
BankUnited	148	5,750
Banner	59	3,657
Bar Harbor Bankshares	26	753
Berkshire Hathaway, Cl B *	2,250	676,350
BGC Partners, Cl A	502	1,832
BlackRock, Cl A	250	167,295
Blackstone, Cl A	1,220	124,525
Blucora *	81	1,620
BOK Financial	52	4,578
Bread Financial Holdings	87	3,446
Bridgewater Bancshares *	36	629
Brighthouse Financial *	133	5,775
Brightsphere Investment Group	72	1,361
BrightSpire Capital, Cl A ‡	163	1,441
Broadmark Realty Capital ‡	223	1,693

COMMON STOCK — continued

	Shares	Value

FINANCIALS— continued
Brookline Bancorp	133	$1,839
Brown & Brown	420	27,342
BRP Group, Cl A *	100	2,757
Business First Bancshares	33	775
Byline Bancorp	40	980
Cadence Bank	322	8,404
Cambridge Bancorp	12	999
Camden National	25	1,142
Cannae Holdings *	142	2,998
Capital City Bank Group	23	745
Capital One Financial	703	77,210
Capitol Federal Financial	226	2,167
Capstar Financial Holdings	33	693
Carlyle Group	327	12,724
Carter Bankshares *	43	600
Cathay General Bancorp	125	5,212
Cboe Global Markets	185	22,825
CBTX	32	990
Central Pacific Financial	47	1,113
Charles Schwab	2,964	204,664
Chimera Investment ‡	408	4,272
Chubb	739	139,405
Cincinnati Financial	275	26,768
Citigroup	3,470	180,093
Citizens & Northern	27	660
City Holding	26	2,257
Civista Bancshares	24	520
CME Group, Cl A	629	125,473
CNA Financial	47	1,994
CNB Financial	29	748
Coastal Financial *	18	742
Cohen & Steers	43	3,169
Columbia Banking System	137	4,133
Columbia Financial *	61	1,241
Comerica	229	17,809
Commerce Bancshares	205	14,273
Community Bank System	93	6,262
Community Trust Bancorp	30	1,300
ConnectOne Bancorp	62	1,639
Cowen, Cl A	44	1,543
Credit Acceptance *	16	9,215
CrossFirst Bankshares *	81	1,111
Cullen	104	13,562
Curo Group Holdings	35	251
Customers Bancorp *	53	2,024
Diamond Hill Investment Group	5	956
Dime Community Bancshares	63	2,147
Discover Financial Services	493	49,793
Donnelley Financial Solutions *	54	1,835
Dynex Capital ‡	63	1,058
Eagle Bancorp	55	2,697
East West Bancorp	247	17,730

7

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS U.S. ALL CAP INDEX FUND JULY 31, 2022 (Unaudited)

COMMON STOCK — continued

	Shares	Value

FINANCIALS— continued
Eastern Bankshares	292	$5,957
Ellington Financial ‡	100	1,605
Employers Holdings	47	1,866
Encore Capital Group *	42	3,042
Enova International *	55	1,898
Enstar Group *	23	4,552
Enterprise Bancorp	16	509
Enterprise Financial Services	62	2,916
Equitable Holdings	673	19,133
Equity Bancshares, Cl A	25	799
Erie Indemnity, Cl A	44	8,948
Essent Group	185	7,726
Evercore, Cl A	61	6,098
Everest Re Group	77	20,124
EZCORP, Cl A *	91	732
FactSet Research Systems	66	28,359
Farmers National Banc	54	767
FB Financial	63	2,700
Federal Agricultural Mortgage, Cl C	16	1,765
Federated Hermes, Cl B	152	5,185
Fidelity National Financial	468	18,701
Fifth Third Bancorp	1,198	40,876
Financial Institutions	27	716
First American Financial	182	10,556
First Bancorp	16	483
First Bancorp	61	2,311
First Bancshares	34	986
First Busey	90	2,218
First Citizens BancShares, Cl A	21	15,648
First Commonwealth Financial	163	2,416
First Financial	20	934
First Financial Bancorp	162	3,619
First Financial Bankshares	231	10,206
First Foundation	89	1,853
First Hawaiian	223	5,684
First Horizon	923	20,638
First Internet Bancorp	16	567
First Interstate BancSystem, Cl A	153	6,221
First Merchants	103	4,278
First Mid Bancshares	30	1,127
First of Long Island	38	692
First Republic Bank	315	51,254
FirstCash Holdings	69	5,055
Flagstar Bancorp	91	3,749
Flushing Financial	50	1,079
FNB	615	7,355
Focus Financial Partners, Cl A *	101	4,083
Franklin BSP Realty Trust ‡	146	2,241
Franklin Resources	501	13,752
Fulton Financial	279	4,656
GCM Grosvenor	75	593

COMMON STOCK — continued

	Shares	Value

FINANCIALS— continued
Genworth Financial, Cl A *	883	$3,753
German American Bancorp	48	1,816
Glacier Bancorp	193	9,667
Goldman Sachs Group	597	199,034
Goosehead Insurance, Cl A	34	1,911
Granite Point Mortgage Trust ‡	93	987
Great Southern Bancorp	17	1,053
Green Dot, Cl A *	92	2,585
Guaranty Bancshares	15	561
Hamilton Lane, Cl A	61	4,610
Hancock Whitney	150	7,321
Hanmi Financial	53	1,339
Hanover Insurance Group	62	8,461
HarborOne Bancorp	80	1,160
Hartford Financial Services Group	578	37,264
HCI Group	15	1,027
Heartland Financial USA	69	3,098
Heritage Commerce	102	1,202
Heritage Financial	61	1,587
Hilltop Holdings	105	3,029
Hingham Institution For Savings The	4	1,160
Home Bancorp	13	490
Home BancShares	263	6,207
HomeStreet	31	1,156
HomeTrust Bancshares	25	603
Hope Bancorp	199	2,993
Horace Mann Educators	72	2,466
Houlihan Lokey, Cl A	89	7,526
Huntington Bancshares	2,510	33,358
Independent Bank	83	6,949
Independent Bank Group	65	4,597
Independent Bank/MI	36	755
Interactive Brokers Group, Cl A	162	9,508
Intercontinental Exchange	971	99,032
International Bancshares	94	4,123
Invesco	783	13,890
Invesco Mortgage Capital ‡	58	1,023
James River Group Holdings	63	1,497
Jefferies Financial Group	343	11,171
JPMorgan Chase	5,135	592,374
Kearny Financial	114	1,335
Kemper	107	5,008
KeyCorp	1,606	29,390
Kinsale Capital Group	38	9,242
KKR Real Estate Finance Trust ‡	102	1,988
Ladder Capital, Cl A ‡	200	2,376
Lakeland Bancorp	107	1,703
Lakeland Financial	44	3,423
Lazard, Cl A	191	7,195
Lemonade *	68	1,282
LendingClub *	171	2,368

8

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS U.S. ALL CAP INDEX FUND JULY 31, 2022 (Unaudited)

COMMON STOCK — continued

	Shares	Value

FINANCIALS— continued
LendingTree *	19	$866
Lincoln National	273	14,016
Live Oak Bancshares	57	2,145
Loews	361	21,028
LPL Financial Holdings	139	29,179
M&T Bank	315	55,836
Markel *	23	29,834
MarketAxess Holdings	65	17,601
Marsh & McLennan	881	144,449
MBIA *	80	1,006
Mercantile Bank	26	921
Merchants Bancorp	28	728
Mercury General	47	1,971
Metrocity Bankshares	32	663
MFA Financial ‡	164	2,129
MGIC Investment	547	7,735
Midland States Bancorp	37	969
MidWestOne Financial Group	25	780
Moelis, Cl A	112	5,217
Moody’s	324	100,521
Morgan Stanley	2,421	204,090
Morningstar	44	11,235
Mr Cooper Group *	120	5,406
MSCI, Cl A	138	66,425
MVB Financial	19	617
Nasdaq	200	36,180
National Bank Holdings, Cl A	51	2,123
National Western Life Group, Cl A	4	808
Navient	251	4,134
NBT Bancorp	73	2,959
Nelnet, Cl A	24	2,282
New York Community Bancorp	794	8,432
New York Mortgage Trust ‡	662	2,079
Nicolet Bankshares *	22	1,760
NMI Holdings, Cl A *	148	2,803
Northern Trust	358	35,721
Northfield Bancorp	76	1,119
Northwest Bancshares	210	3,020
OceanFirst Financial	101	2,077
Old National Bancorp	509	8,858
Old Republic International	501	11,658
Old Second Bancorp	72	1,012
OneMain Holdings, Cl A	215	7,998
Open Lending, Cl A *	183	1,896
Oportun Financial *	39	358
Oppenheimer Holdings, Cl A	14	470
Orchid Island Capital, Cl A ‡	310	998
Origin Bancorp	37	1,594
Pacific Premier Bancorp	161	5,416
PacWest Bancorp	203	5,690
Palomar Holdings *	42	2,620
Park National	28	3,628

COMMON STOCK — continued

	Shares	Value

FINANCIALS— continued
Pathward Financial	50	$1,686
Peapack-Gladstone Financial	29	947
PennyMac Financial Services	85	4,657
PennyMac Mortgage Investment Trust ‡	161	2,473
Peoples Bancorp	49	1,515
Peoples Financial Services	12	639
Pinnacle Financial Partners	131	10,362
Piper Sandler	30	3,786
PJT Partners	38	2,716
PNC Financial Services Group	726	120,472
PRA Group *	70	2,789
Premier Financial	62	1,766
Primerica	68	8,751
Primis Financial	37	501
Principal Financial Group	441	29,521
ProAssurance	93	2,058
PROG Holdings *	95	1,750
Progressive	1,023	117,706
Prosperity Bancshares	155	11,484
Provident Financial Services	124	3,021
Prudential Financial	660	65,993
QCR Holdings	30	1,779
Radian Group	306	6,845
Raymond James Financial	336	33,111
RBB Bancorp	28	639
Ready Capital ‡	146	2,031
Redwood Trust ‡	209	1,810
Regional Management	16	656
Regions Financial	1,642	34,778
Reinsurance Group of America, Cl A	117	13,546
Renasant	95	3,173
Republic Bancorp, Cl A	15	673
Rithm Capital ‡	815	8,892
RLI	70	7,699
Rocket, Cl A	196	1,866
S&P Global	608	229,193
S&T Bancorp	63	1,949
Safety Insurance Group	25	2,164
Sandy Spring Bancorp	77	3,180
Seacoast Banking Corp of Florida	105	3,757
SEI Investments	200	11,072
Selective Insurance Group	104	8,097
Selectquote *	223	410
ServisFirst Bancshares	85	7,263
Sierra Bancorp	24	539
Signature Bank NY	110	20,413
Silvergate Capital, Cl A *	54	5,038
Simmons First National, Cl A	225	5,344
SLM	481	7,504
SmartFinancial	25	656

9

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS U.S. ALL CAP INDEX FUND JULY 31, 2022 (Unaudited)

COMMON STOCK — continued

	Shares	Value

FINANCIALS— continued
Southern First Bancshares *	13	$582
Southern Missouri Bancorp	13	701
Southside Bancshares	54	2,157
SouthState	131	11,135
Spirit MTA ‡(A)	23	18
Starwood Property Trust ‡	511	12,070
State Street	642	45,608
StepStone Group, Cl A	84	2,238
Stewart Information Services	47	2,569
Stifel Financial	180	10,766
Stock Yards Bancorp	49	3,388
StoneX Group *	30	2,614
Summit Financial Group	18	549
SVB Financial Group *	103	41,566
Synchrony Financial	884	29,596
Synovus Financial	254	10,257
T Rowe Price Group	392	48,400
Texas Capital Bancshares *	88	5,159
TFS Financial	91	1,333
Tiptree	36	400
Tompkins Financial	23	1,774
Towne Bank	117	3,495
TPG RE Finance Trust ‡	106	1,150
Tradeweb Markets, Cl A	187	13,187
Travelers	420	66,654
TriCo Bancshares	55	2,629
Triumph Bancorp *	42	3,051
Truist Financial	2,326	117,393
Trupanion *	58	3,656
TrustCo Bank NY	33	1,107
Trustmark	98	3,182
Two Harbors Investment ‡	599	3,223
UMB Financial	76	6,878
Umpqua Holdings	376	6,621
United Bankshares	235	9,104
United Community Banks	186	6,319
United Fire Group	42	1,379
Universal Insurance Holdings	49	620
Univest Financial	51	1,272
Upstart Holdings *	117	2,847
US Bancorp	2,603	122,862
UWM Holdings	150	565
Valley National Bancorp	726	8,487
Veritex Holdings	91	2,816
Victory Capital Holdings, Cl A	46	1,273
Virtu Financial, Cl A	179	4,176
Virtus Investment Partners	12	2,476
Voya Financial	177	10,648
Walker & Dunlop	54	6,083
Washington Federal	113	3,857
Washington Trust Bancorp	30	1,646
Waterstone Financial	36	671

COMMON STOCK — continued

	Shares	Value

FINANCIALS— continued
Webster Financial	313	$14,532
Wells Fargo	6,646	291,560
WesBanco	104	3,548
West Bancorporation	26	676
Westamerica Bancorporation	45	2,700
Western Alliance Bancorp	184	14,054
White Mountains Insurance Group	5	6,197
Willis Towers Watson PLC	194	40,146
Wintrust Financial	99	8,518
WisdomTree Investments	193	1,004
World Acceptance *	10	1,108
WR Berkley	384	23,980
WSFS Financial	110	5,268
Zions Bancorp	262	14,292

		7,607,443

HEALTH CARE — 5.7%
1Life Healthcare *	266	4,506
ABIOMED *	78	22,855
Acadia Healthcare *	156	12,934
ACADIA Pharmaceuticals *	281	4,128
Accolade *	97	896
Accuray *	155	326
Aclaris Therapeutics *	82	1,264
AdaptHealth, Cl A *	128	2,830
Adaptive Biotechnologies *	243	2,226
Addus HomeCare *	27	2,506
Aerie Pharmaceuticals *	81	568
Agenus *	398	1,027
Agiliti *	54	1,182
agilon health *	330	8,260
Agios Pharmaceuticals *	95	2,049
Akero Therapeutics *	37	379
Albireo Pharma *	33	686
Alector *	105	1,073
Align Technology *	129	36,245
Alignment Healthcare *	133	1,952
Alkermes PLC *	281	7,194
Allogene Therapeutics *	128	1,661
Allscripts Healthcare Solutions *	198	3,132
Alnylam Pharmaceuticals *	210	29,828
Alphatec Holdings *	105	792
ALX Oncology Holdings *	36	348
Amedisys *	56	6,712
American Well, Cl A *	315	1,229
Amgen	935	231,384
Amicus Therapeutics *	476	4,741
AMN Healthcare Services *	80	8,995
AnaptysBio *	42	879
Anavex Life Sciences *	130	1,334
AngioDynamics *	66	1,498
ANI Pharmaceuticals *	22	753

10

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS U.S. ALL CAP INDEX FUND JULY 31, 2022 (Unaudited)

COMMON STOCK — continued

	Shares	Value

HEALTH CARE— continued
Apellis Pharmaceuticals *	157	$8,836
Apollo Medical Holdings *	58	3,076
Arcturus Therapeutics Holdings *	40	702
Arcus Biosciences *	78	2,074
Arcutis Biotherapeutics *	50	1,213
Arrowhead Pharmaceuticals *	174	7,400
Artivion *	67	1,313
Arvinas *	78	4,143
Atara Biotherapeutics *	157	476
Atea Pharmaceuticals *	126	1,033
Athira Pharma *	61	212
AtriCure *	79	3,903
Atrion	2	1,352
Avanos Medical *	82	2,326
Avid Bioservices *	108	2,122
Avidity Biosciences *	75	1,222
Axonics Modulation Technologies *	69	4,476
Axsome Therapeutics *	54	2,084
Beam Therapeutics *	94	5,920
Berkeley Lights *	88	395
BioCryst Pharmaceuticals *	316	3,482
Biohaven Pharmaceutical Holding *	109	15,916
BioMarin Pharmaceutical *	320	27,536
Bionano Genomics *	498	926
Bioxcel Therapeutics *	33	510
Bluebird Bio *	121	490
Blueprint Medicines *	101	5,157
Boston Scientific *	2,482	101,886
Bridgebio Pharma *	181	1,567
Bristol-Myers Squibb	3,720	274,462
Brookdale Senior Living *	318	1,533
Bruker	180	12,339
Butterfly Network *	247	1,072
C4 Therapeutics *	67	646
Cara Therapeutics *	78	682
Cardiovascular Systems *	69	1,063
CareDx *	91	2,165
Caribou Biosciences *	84	682
Cassava Sciences *	64	1,045
Castle Biosciences *	40	1,118
Catalent *	296	33,478
Catalyst Pharmaceuticals *	167	1,710
Celldex Therapeutics *	78	2,396
Cerevel Therapeutics Holdings *	152	3,996
Certara *	176	4,046
Cerus *	295	1,593
Change Healthcare *	440	10,679
Chemed	26	12,508
ChemoCentryx *	102	2,409
Chimerix *	137	300

COMMON STOCK — continued

	Shares	Value

HEALTH CARE— continued
Chinook Therapeutics *	67	$1,240
Clovis Oncology *	248	414
Codexis *	111	761
Cogent Biosciences *	66	732
Coherus Biosciences *	127	1,076
Collegium Pharmaceutical *	57	980
Computer Programs and Systems *	25	844
CONMED	51	4,979
CorVel *	16	2,638
Covetrus *	182	3,780
Crinetics Pharmaceuticals *	74	1,422
Cross Country Healthcare *	63	1,661
CryoPort *	85	3,162
Cullinan Oncology *	41	554
Cutera *	31	1,439
Cymabay Therapeutics *	140	438
Cytokinetics *	139	5,884
DaVita *	165	13,886
Deciphera Pharmaceuticals *	70	888
Definitive Healthcare, Cl A *	48	1,247
Denali Therapeutics *	171	5,817
DENTSPLY SIRONA	376	13,596
DermTech *	46	377
DexCom *	676	55,486
Dynavax Technologies, Cl A *	206	2,962
Dyne Therapeutics *	47	493
Editas Medicine, Cl A *	120	1,909
Edwards Lifesciences *	1,079	108,483
Elanco Animal Health *	795	16,107
Eli Lilly	1,391	458,599
Emergent BioSolutions *	73	2,529
Enanta Pharmaceuticals *	34	1,875
Encompass Health	171	8,656
Enhabit *	86	1,497
Enovis *	83	4,977
Ensign Group	91	7,252
Envista Holdings *	284	11,545
Evolent Health, Cl A *	154	5,234
Evolus *	62	764
Exact Sciences *	303	13,665
Exelixis *	549	11,485
Fate Therapeutics *	158	4,824
FibroGen *	149	1,874
Figs, Cl A *	213	2,251
Forma Therapeutics Holdings *	73	604
Fulcrum Therapeutics *	51	300
Fulgent Genetics *	37	2,211
Generation Bio *	82	523
Gilead Sciences	2,203	131,629
Glaukos *	79	4,254
Global Blood Therapeutics *	111	3,632
Gossamer Bio *	93	1,044

11

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS U.S. ALL CAP INDEX FUND JULY 31, 2022 (Unaudited)

COMMON STOCK — continued

	Shares	Value

HEALTH CARE— continued
Guardant Health *	167	$8,378
Haemonetics *	89	6,185
Halozyme Therapeutics *	239	11,687
Hanger *	65	1,207
Harmony Biosciences Holdings *	48	2,435
Health Catalyst *	91	1,523
HealthEquity *	144	8,376
HealthStream *	42	1,011
Heron Therapeutics *	173	481
Heska *	18	1,647
Hims & Hers Health *	193	1,195
Hologic *	436	31,122
Horizon Therapeutics PLC *	393	32,607
ICU Medical *	35	6,201
Ideaya Biosciences *	52	776
IDEXX Laboratories *	146	58,280
ImmunityBio *	141	548
ImmunoGen *	376	1,782
Inari Medical *	78	6,051
Incyte *	385	29,907
Inhibrx *	46	798
Innoviva *	121	1,735
Inogen *	37	1,029
Inovio Pharmaceuticals *	383	758
Insmed *	204	4,512
Inspire Medical Systems *	47	9,823
Instil Bio *	107	603
Insulet *	121	29,984
Integer Holdings *	57	3,984
Integra LifeSciences Holdings *	127	6,990
Intellia Therapeutics *	118	7,642
Intercept Pharmaceuticals *	42	536
Intra-Cellular Therapies *	150	8,118
Intuitive Surgical *	627	144,317
Invitae *	394	749
Ionis Pharmaceuticals *	246	9,240
Iovance Biotherapeutics *	243	2,831
iRhythm Technologies *	51	7,886
Ironwood Pharmaceuticals, Cl A *	272	3,114
iTeos Therapeutics *	46	1,125
IVERIC bio *	182	1,946
Jazz Pharmaceuticals PLC *	105	16,386
Joint *	25	428
KalVista Pharmaceuticals *	37	457
Karuna Therapeutics *	38	4,950
Kezar Life Sciences *	84	821
Kiniksa Pharmaceuticals, Cl A *	57	565
Krystal Biotech *	34	2,468
Kura Oncology *	110	1,684
Kymera Therapeutics *	70	1,542
Lantheus Holdings *	116	8,900
LeMaitre Vascular	34	1,712

COMMON STOCK — continued

	Shares	Value

HEALTH CARE— continued
LHC Group *	52	$8,479
LivaNova PLC *	93	5,921
Lyell Immunopharma *	104	579
MacroGenics *	99	310
Madrigal Pharmaceuticals *	22	1,382
MannKind *	416	1,435
Marinus Pharmaceuticals *	57	317
Masimo *	90	13,012
MeiraGTx Holdings PLC *	61	505
Meridian Bioscience *	75	2,375
Merit Medical Systems *	97	5,576
Mersana Therapeutics *	127	644
Mesa Laboratories	9	1,919
Mettler-Toledo International *	39	52,639
Mirati Therapeutics *	90	5,796
Mirum Pharmaceuticals *	31	778
Moderna *	611	100,259
ModivCare *	24	2,395
Morphic Holding *	42	1,112
Multiplan *	453	2,292
Myovant Sciences *	72	942
Myriad Genetics *	135	3,561
Natera *	152	7,144
National HealthCare	22	1,563
National Research	24	910
Nektar Therapeutics, Cl A *	321	1,271
Neogen *	189	4,372
Neurocrine Biosciences *	164	15,437
Nevro *	58	2,514
NextGen Healthcare *	94	1,609
NGM Biopharmaceuticals *	43	623
Novavax *	137	7,468
Nurix Therapeutics *	64	1,021
Nuvation Bio *	226	624
Oak Street Health *	184	5,327
Ocugen *	370	955
Ocular Therapeutix *	134	600
Omeros *	106	528
Omnicell *	76	8,369
OptimizeRx *	27	607
Option Care Health *	249	8,366
OraSure Technologies *	127	389
OrthoPediatrics *	25	1,181
Outset Medical *	82	1,267
Owens & Minor	129	4,568
Pacific Biosciences of California *	384	1,678
Pacira BioSciences *	77	4,355
Patterson	153	4,752
PDL BioPharma *(A)	64	—
Pennant Group *	46	614
Penumbra *	62	8,642
Personalis *	63	232

12

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS U.S. ALL CAP INDEX FUND JULY 31, 2022 (Unaudited)

COMMON STOCK — continued

	Shares	Value

HEALTH CARE— continued
PetIQ, Cl A *	47	$771
Phathom Pharmaceuticals *	35	322
Phibro Animal Health, Cl A	36	705
Phreesia *	85	1,997
PMV Pharmaceuticals *	52	777
Praxis Precision Medicines *	65	229
Premier, Cl A	208	8,000
Prestige Consumer Healthcare *	87	5,247
Privia Health Group *	143	5,260
Progyny *	122	3,725
Prometheus Biosciences *	45	1,920
Protagonist Therapeutics *	79	786
PTC Therapeutics *	121	5,270
Pulmonx *	49	835
Quanterix *	59	943
Quest Diagnostics	205	27,997
QuidelOrtho *	86	8,770
R1 RCM *	237	5,925
Radius Health *	82	827
RadNet *	85	1,748
RAPT Therapeutics *	42	774
Reata Pharmaceuticals, Cl A *	52	1,595
Recursion Pharmaceuticals, Cl A *	143	1,210
REGENXBIO *	64	2,008
Relay Therapeutics *	129	2,454
Relmada Therapeutics *	45	1,152
Replimune Group *	52	1,003
ResMed	254	61,092
Revance Therapeutics *	117	1,816
REVOLUTION Medicines *	87	1,965
Rhythm Pharmaceuticals *	75	945
Rigel Pharmaceuticals *	300	357
Rocket Pharmaceuticals *	105	1,523
Royalty Pharma PLC, Cl A	636	27,660
Sage Therapeutics *	89	3,062
Sangamo Therapeutics *	213	914
Sarepta Therapeutics *	146	13,571
Scholar Rock Holding *	50	343
Schrodinger *	101	3,161
Seagen *	317	57,054
SeaSpine Holdings *	56	333
Seer, Cl A *	60	540
Select Medical Holdings	190	5,628
Senseonics Holdings *	654	844
Seres Therapeutics *	122	501
Shockwave Medical *	61	12,867
SI-BONE *	50	672
SIGA Technologies	72	1,238
Signify Health, Cl A *	113	1,933
Silk Road Medical *	59	2,685
Simulations Plus	28	1,796
SmileDirectClub, Cl A *	196	225

COMMON STOCK — continued

	Shares	Value

HEALTH CARE— continued
Sorrento Therapeutics *	563	$1,464
Sotera Health *	156	2,995
SpringWorks Therapeutics *	56	1,673
STAAR Surgical *	83	6,698
STERIS PLC	175	39,489
Stoke Therapeutics *	31	458
Supernus Pharmaceuticals *	90	2,858
Surmodics *	24	835
Sutro Biopharma *	64	374
Syndax Pharmaceuticals *	79	1,609
Syneos Health, Cl A *	179	14,166
Tactile Systems Technology *	33	256
Tandem Diabetes Care *	112	7,416
Teladoc Health *	269	9,913
Teleflex	82	19,718
TG Therapeutics *	232	1,390
Theravance Biopharma *	89	782
TransMedics Group *	45	1,817
Travere Therapeutics *	104	2,448
Treace Medical Concepts *	54	914
Turning Point Therapeutics *	76	5,698
Twist Bioscience *	89	3,893
Ultragenyx Pharmaceutical *	113	6,021
United Therapeutics *	78	18,024
US Physical Therapy	22	2,855
Vanda Pharmaceuticals *	94	1,013
Varex Imaging *	69	1,538
Vaxart *	219	806
Vaxcyte *	65	1,500
Veeva Systems, Cl A *	243	54,330
Veracyte *	123	3,240
Verastem *	316	338
ViewRay *	270	823
Vir Biotechnology *	127	3,532
Waters *	106	38,587
West Pharmaceutical Services	129	44,319
Xencor *	101	2,898
Y-mAbs Therapeutics *	62	967
Zentalis Pharmaceuticals *	72	2,102
Zimmer Biomet Holdings	366	40,403
Zoetis, Cl A	827	150,969

		3,528,871

INDUSTRIALS — 8.3%
3M	998	142,954
AAON	73	4,392
AAR *	59	2,627
ABM Industries	116	5,201
ACCO Brands	164	1,176
Acuity Brands	60	10,944
ADT	347	2,533
Advanced Drainage Systems	126	14,944
AECOM	247	17,784

13

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS U.S. ALL CAP INDEX FUND JULY 31, 2022 (Unaudited)

COMMON STOCK — continued

	Shares	Value

INDUSTRIALS— continued
AGCO	107	$11,654
Air Lease, Cl A	187	6,940
Air Transport Services Group *	102	3,197
Alamo Group	20	2,588
Alaska Air Group *	221	9,797
Albany International, Cl A	56	5,111
Allegiant Travel, Cl A *	27	3,113
Allegion PLC	154	16,278
Allied Motion Technologies	22	593
Allison Transmission Holdings	169	7,076
Altra Industrial Motion	113	4,715
AMERCO *	16	8,593
Ameresco, Cl A *	55	3,147
American Airlines Group *	1,127	15,451
American Woodmark *	29	1,456
AMETEK	404	49,894
AO Smith	227	14,362
API Group *	381	6,748
Apogee Enterprises	38	1,581
Applied Industrial Technologies	66	6,639
ArcBest	42	3,721
Arcosa	84	4,331
Argan	25	929
Armstrong World Industries	82	7,327
Array Technologies *	246	4,145
ASGN *	88	9,131
Astec Industries	39	1,916
Astronics *	44	494
Atkore *	78	7,743
Atlas Air Worldwide Holdings *	46	3,483
Avis Budget Group *	86	15,655
Axon Enterprise *	118	13,002
AZEK, Cl A *	263	5,439
AZZ	42	1,787
Babcock & Wilcox Enterprises *	146	1,162
Barnes Group	84	2,841
Barrett Business Services	12	979
Beacon Roofing Supply *	97	5,822
Blink Charging *	64	1,355
Bloom Energy, Cl A *	271	5,482
Blue Bird *	37	413
BlueLinx Holdings *	17	1,360
Boise Cascade	68	4,808
Brady, Cl A	82	3,924
BrightView Holdings *	77	1,012
Brink’s	82	4,669
Builders FirstSource *	304	20,672
Carlisle	91	26,945
Carrier Global	1,491	60,430
Casella Waste Systems, Cl A *	87	7,043
Caterpillar	938	185,958
CBIZ *	88	4,015

COMMON STOCK — continued

	Shares	Value

INDUSTRIALS— continued
CH Robinson Worldwide	224	$24,797
ChargePoint Holdings *	255	3,853
Chart Industries *	64	12,486
Cintas	153	65,100
CIRCOR International *	35	609
Clean Harbors *	90	8,783
Columbus McKinnon	49	1,622
Comfort Systems USA	61	6,445
Construction Partners, Cl A *	69	1,641
Copart *	375	48,038
Core & Main, Cl A *	105	2,535
CoreCivic *	208	2,240
CoStar Group *	686	49,797
CRA International	13	1,287
Crane Holdings	84	8,310
CSW Industrials	27	3,226
CSX	3,826	123,695
Cummins	243	53,778
Curtiss-Wright	67	9,610
Custom Truck One Source *	106	656
Daseke *	70	587
Deere	488	167,472
Delta Air Lines *	1,121	35,648
Deluxe	75	1,886
Desktop Metal, Cl A *	379	806
Donaldson	215	11,698
Douglas Dynamics	39	1,243
Dover	252	33,687
Driven Brands Holdings *	157	4,770
Dun & Bradstreet Holdings	336	5,295
DXP Enterprises *	27	918
Dycom Industries *	50	5,158
Eagle Bulk Shipping	22	1,164
Eaton PLC	698	103,576
EMCOR Group	89	10,357
Emerson Electric	1,035	93,222
Encore Wire	33	4,570
Energy Recovery *	82	1,823
Enerpac Tool Group, Cl A	105	2,131
EnerSys	71	4,680
Ennis	43	940
EnPro Industries	36	3,365
Equifax	214	44,707
ESCO Technologies	45	3,490
Evoqua Water Technologies *	209	7,965
Expeditors International of Washington	292	31,025
Exponent	90	9,044
Fastenal	1,007	51,720
Federal Signal	105	4,360
FedEx	419	97,665
Flowserve	228	7,716

14

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS U.S. ALL CAP INDEX FUND JULY 31, 2022 (Unaudited)

COMMON STOCK — continued

	Shares	Value

INDUSTRIALS— continued
Fluence Energy, Cl A *	62	$852
Fluor *	243	6,175
Forrester Research *	20	930
Fortune Brands Home & Security	231	16,096
Forward Air	47	4,932
Franklin Covey *	22	1,151
Franklin Electric	68	6,176
Frontier Group Holdings *	65	941
FTI Consulting *	59	9,650
FuelCell Energy *	620	2,226
Gates Industrial PLC *	220	2,706
GATX	61	6,115
Genco Shipping & Trading	73	1,407
Generac Holdings *	110	29,513
Gibraltar Industries *	57	2,667
Global Industrial	13	465
GMS *	75	3,980
Gorman-Rupp	30	921
Graco	294	19,745
GrafTech International	347	2,672
Granite Construction	80	2,392
Great Lakes Dredge & Dock *	112	1,448
Greenbrier	54	1,718
Griffon	82	2,461
H&E Equipment Services	56	2,002
Harsco *	137	659
Hawaiian Holdings *	87	1,302
Hayward Holdings *	288	3,361
Healthcare Services Group	129	1,850
Heartland Express	81	1,286
HEICO	64	10,093
Heidrick & Struggles International	34	1,059
Helios Technologies	57	3,923
Herc Holdings	52	6,449
Heritage-Crystal Clean *	27	906
Hexcel	147	8,895
Hillenbrand	126	5,821
HNI	73	2,578
Honeywell International	1,202	231,337
Howmet Aerospace	727	26,994
Hub Group, Cl A *	58	4,431
Hubbell, Cl B	95	20,807
Huron Consulting Group *	37	2,483
Hydrofarm Holdings Group *	49	158
Hyliion Holdings *	179	703
Hyster-Yale Materials Handling	12	415
IAA *	235	8,867
ICF International	32	3,019
Ideanomics *	820	559
IDEX	133	27,764
IES Holdings *	35	1,155

COMMON STOCK — continued

	Shares	Value

INDUSTRIALS— continued
Illinois Tool Works	546	$113,437
Ingersoll Rand	714	35,557
Insperity	63	6,914
Insteel Industries	32	1,002
Interface, Cl A	102	1,478
ITT	146	10,954
Jacobs Engineering Group	224	30,755
JB Hunt Transport Services	146	26,757
JELD-WEN Holding *	150	2,667
JetBlue Airways *	561	4,724
John Bean Technologies	55	6,177
Johnson Controls International PLC	1,226	66,094
Kadant	20	4,077
KAR Auction Services *	209	3,574
KBR	243	12,935
Kelly Services, Cl A	59	1,279
Kennametal	138	3,705
Kforce	35	2,305
Kimball International, Cl B	63	516
Kirby *	105	6,661
Knight-Swift Transportation Holdings, Cl A	270	14,837
Korn Ferry	93	6,092
Landstar System	65	10,178
Legalzoom.com *	124	1,300
Lennox International	57	13,653
Lincoln Electric Holdings	98	13,861
Lindsay	19	2,925
Lyft, Cl A *	518	7,179
Manitowoc *	60	686
ManpowerGroup	93	7,292
Marten Transport	103	2,221
Masco	413	22,872
MasTec *	103	8,130
Matson	70	6,417
Matthews International, Cl A	51	1,425
Maxar Technologies	125	3,435
McGrath RentCorp	42	3,543
MDU Resources Group	341	9,742
Meritor *	118	4,298
Middleby *	91	13,167
Miller Industries	19	457
MillerKnoll	132	3,975
Montrose Environmental Group *	45	1,805
Moog, Cl A	50	4,282
MRC Global *	139	1,615
MSA Safety	64	8,214
MSC Industrial Direct, Cl A	80	6,613
Mueller Industries	98	6,598
Mueller Water Products, Cl A	268	3,489
MYR Group *	29	2,762

15

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS U.S. ALL CAP INDEX FUND JULY 31, 2022 (Unaudited)

COMMON STOCK — continued

	Shares	Value

INDUSTRIALS— continued
Nielsen Holdings PLC	627	$15,017
Nikola *	591	3,676
Nordson	92	21,251
Norfolk Southern	455	114,282
NOW *	194	2,146
NV5 Global *	22	2,983
nVent Electric PLC	285	10,063
Old Dominion Freight Line	174	52,811
Omega Flex	6	690
Oshkosh	116	9,988
Otis Worldwide	741	57,924
Owens Corning	172	15,951
PACCAR	599	54,820
Parker-Hannifin	225	65,045
Parsons *	178	7,695
Pentair PLC	289	14,129
PGT Innovations *	100	2,190
Pitney Bowes	283	925
Plug Power *	892	19,035
Primoris Services	92	2,149
Proto Labs *	48	2,347
Quanex Building Products	57	1,403
Quanta Services	247	34,266
Radiant Logistics *	67	486
RBC Bearings *	50	11,800
Regal Rexnord	117	15,713
Republic Services, Cl A	361	50,056
Resideo Technologies *	252	5,673
Resources Connection	54	1,159
REV Group	60	698
Robert Half International	189	14,957
Rockwell Automation	204	52,077
Rollins	415	16,007
Rush Enterprises, Cl A	75	3,614
Ryder System	88	6,892
Saia *	46	10,941
Schneider National, Cl B	96	2,432
Sensata Technologies Holding PLC	274	12,185
Shoals Technologies Group, Cl A *	107	2,528
Shyft Group	56	1,453
Simpson Manufacturing	76	7,849
SiteOne Landscape Supply *	78	10,868
SkyWest *	85	2,053
Snap-on	92	20,613
Southwest Airlines *	1,036	39,492
SP Plus *	39	1,336
Spirit AeroSystems Holdings, Cl A	183	6,006
Spirit Airlines *	182	4,508
SPX *	77	4,553
Standex International	21	2,039

COMMON STOCK — continued

	Shares	Value

INDUSTRIALS— continued
Stanley Black & Decker	264	$25,695
Steelcase, Cl A	143	1,592
Stem *	231	2,617
Stericycle *	161	7,546
Sterling Infrastructure *	50	1,285
Sun Country Airlines Holdings *	57	1,150
Sunrun *	353	11,540
Tennant	32	2,145
Terex	119	3,988
Tetra Tech	94	14,407
Thermon Group Holdings *	57	887
Timken	116	7,584
Titan International *	103	1,726
Titan Machinery *	35	985
Toro	183	15,736
TPI Composites *	63	1,038
Trane Technologies PLC	408	59,972
Transcat *	12	748
TransDigm Group *	92	57,255
TransUnion	336	26,621
Trex *	200	12,904
TriNet Group *	102	8,415
Trinity Industries	145	3,763
Triumph Group *	112	1,741
TrueBlue *	60	1,298
TuSimple Holdings, Cl A *	204	2,032
Tutor Perini *	73	663
Uber Technologies *	3,112	72,976
UFP Industries	106	9,774
UniFirst	26	5,093
Union Pacific	1,101	250,257
United Airlines Holdings *	571	20,984
United Parcel Service, Cl B	1,287	250,823
United Rentals *	126	40,656
Univar Solutions *	295	7,977
Upwork *	202	3,749
Valmont Industries	37	10,045
Verisk Analytics, Cl A	276	52,509
Veritiv *	25	3,100
Vertiv Holdings, Cl A	537	6,133
Viad *	35	1,182
Vicor *	39	2,845
Virgin Galactic Holdings *	364	2,708
VSE	18	755
Wabash National	84	1,517
Waste Management	698	114,863
Watsco	58	15,889
Watts Water Technologies, Cl A	47	6,492
Werner Enterprises	95	4,176
WESCO International *	78	9,972
Westinghouse Air Brake Technologies	311	29,069

16

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS U.S. ALL CAP INDEX FUND JULY 31, 2022 (Unaudited)

COMMON STOCK — continued

	Shares	Value

INDUSTRIALS— continued
Willdan Group *	21	$571
WillScot Mobile Mini Holdings, Cl A *	383	14,788
Woodward	103	10,784
WW Grainger	81	44,026
XPO Logistics *	178	10,634
Xylem	314	28,897
Zurn Elkay Water Solutions	217	6,282

		5,155,156

INFORMATION TECHNOLOGY — 30.8%
2U *	128	1,253
3D Systems *	223	2,551
8x8 *	201	983
908 Devices *	29	653
A10 Networks	110	1,640
Accenture PLC, Cl A	1,109	339,642
ACI Worldwide *	199	5,677
ACM Research, Cl A *	72	1,215
Adobe *	826	338,759
ADTRAN Holdings	84	2,024
Advanced Energy Industries	65	5,817
Advanced Micro Devices *	2,833	267,591
Aeva Technologies *	172	607
Agilysys *	41	1,980
Akamai Technologies *	277	26,653
Akoustis Technologies *	91	389
Alarm.com Holdings *	84	5,945
Alkami Technology *	59	821
Alpha & Omega Semiconductor *	37	1,554
Altair Engineering, Cl A *	89	5,243
Alteryx, Cl A *	102	4,940
Ambarella *	63	5,453
Amdocs	219	19,066
American Software, Cl A	55	983
Amkor Technology	98	1,977
Amphenol, Cl A	1,043	80,447
Analog Devices	915	157,343
ANSYS *	152	42,406
Appfolio, Cl A *	32	3,258
Appian, Cl A *	70	3,397
Apple	28,621	4,651,199
Applied Materials	1,545	163,739
Arista Networks *	415	48,401
Arlo Technologies *	142	998
Arrow Electronics *	117	14,996
Asana, Cl A *	127	2,454
Aspen Technology *	49	9,943
Autodesk *	380	82,202
Automatic Data Processing	734	176,982
Avalara *	150	13,113
Avaya Holdings *	146	131
Aviat Networks *	18	529

COMMON STOCK — continued

	Shares	Value

INFORMATION TECHNOLOGY— continued
Avid Technology *	72	$2,020
AvidXchange Holdings *	226	1,632
Avnet	172	8,234
Axcelis Technologies *	57	4,009
AXT *	70	614
Azenta	129	8,806
Badger Meter	51	4,906
Belden	76	4,919
Benchmark Electronics	60	1,535
Benefitfocus *	50	423
Bentley Systems, Cl B	337	13,345
BigCommerce Holdings *	92	1,440
Bill.com Holdings *	168	22,693
Black Knight *	263	17,274
Blackbaud *	77	4,722
Blackline *	95	6,006
Block, Cl A *	899	68,378
Box, Cl A *	241	6,854
Brightcove *	71	422
Broadcom	700	374,836
Broadridge Financial Solutions	203	32,592
BTRS Holdings, Cl A *	132	851
C3.ai, Cl A *	139	2,559
Cadence Design Systems *	482	89,691
Calix *	99	5,647
Cantaloupe *	117	710
Cass Information Systems	21	766
CDW	236	42,841
Cerence *	68	1,916
Ceridian HCM Holding *	246	13,473
CEVA *	40	1,489
ChannelAdvisor *	51	752
Ciena *	264	13,622
Cirrus Logic *	100	8,546
Cisco Systems	7,275	330,067
Citrix Systems	218	22,107
Cleanspark *	69	275
Clearfield *	20	1,971
Cloudflare, Cl A *	476	23,952
Cognex	295	15,039
Cognizant Technology Solutions, Cl A	919	62,455
Cohu *	83	2,372
CommScope Holding *	352	3,179
CommVault Systems *	77	4,319
Comtech Telecommunications	44	511
Concentrix	76	10,166
Conduent *	347	1,617
Corsair Gaming *	66	931
Coupa Software *	131	8,570
Crowdstrike Holdings, Cl A *	362	66,463
CSG Systems International	54	3,523

17

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS U.S. ALL CAP INDEX FUND JULY 31, 2022 (Unaudited)

COMMON STOCK — continued

	Shares	Value

INFORMATION TECHNOLOGY— continued
CTS	55	$2,237
Datadog, Cl A *	440	44,884
Dell Technologies, Cl C	487	21,944
Diebold Nixdorf *	126	407
Digi International *	59	1,681
Digimarc *	27	413
Digital Turbine *	146	2,930
DigitalOcean Holdings *	76	3,114
Diodes *	77	6,265
DocuSign, Cl A *	343	21,945
Dolby Laboratories, Cl A	114	8,824
Domo, Cl B *	50	1,401
DoubleVerify Holdings *	108	2,476
Dropbox, Cl A *	492	11,188
Duck Creek Technologies *	132	1,822
DXC Technology *	425	13,430
Dynatrace *	335	12,606
E2open Parent Holdings *	404	2,727
Eastman Kodak *	93	512
Ebix	41	970
Edgio *	215	544
Elastic *	132	10,545
Enphase Energy *	229	65,077
Entegris	260	28,522
Envestnet *	92	5,361
EPAM Systems *	97	33,877
ePlus *	46	2,556
Euronet Worldwide *	85	8,353
Everbridge *	68	1,710
Evo Payments, Cl A *	82	2,242
ExlService Holdings *	56	9,429
Extreme Networks *	222	2,904
F5 *	106	17,740
Fair Isaac *	45	20,791
FARO Technologies *	32	1,041
Fastly, Cl A *	189	2,149
Fidelity National Information Services	1,063	108,596
First Solar *	163	16,165
Fiserv *	1,055	111,492
Five9 *	120	12,974
FleetCor Technologies *	128	28,172
FormFactor *	136	4,836
Fortinet *	1,175	70,089
Gartner *	140	37,167
Genpact	299	14,376
Global Payments	489	59,814
GLOBALFOUNDRIES *	930	47,876
GoDaddy, Cl A *	282	20,919
Grid Dynamics Holdings *	73	1,378
Guidewire Software *	146	11,347
Hackett Group	45	944

COMMON STOCK — continued

	Shares	Value

INFORMATION TECHNOLOGY— continued
Harmonic *	177	$1,933
Hewlett Packard Enterprise	2,276	32,410
HP	1,846	61,638
HubSpot *	79	24,332
I3 Verticals, Cl A *	38	1,031
Ichor Holdings *	49	1,532
Identiv *	37	501
II-VI *	223	11,746
Impinj *	41	3,486
Infinera *	367	2,404
Informatica, Cl A *	191	4,374
Inseego *	183	408
Insight Enterprises *	60	5,605
Intel	7,174	260,488
InterDigital	53	3,254
International Business Machines	1,577	206,256
International Money Express *	55	1,322
Intuit	483	220,330
IPG Photonics *	61	6,501
Itron *	78	4,555
Jabil	229	13,589
Jack Henry & Associates	127	26,387
Jamf Holding *	68	1,662
Juniper Networks	559	15,669
Keysight Technologies *	317	51,544
Kimball Electronics *	42	924
KLA	264	101,255
Knowles *	160	3,160
Lam Research	244	122,124
Lattice Semiconductor *	239	14,699
Littelfuse	43	11,991
LivePerson *	118	1,610
LiveRamp Holdings *	116	3,087
Lumentum Holdings *	123	11,127
MACOM Technology Solutions Holdings *	87	5,041
Mandiant *	397	9,044
Manhattan Associates *	109	15,333
Marathon Digital Holdings *	164	2,130
Marvell Technology	1,481	82,462
Mastercard, Cl A	1,516	536,346
Maximus	108	7,220
MaxLinear, Cl A *	124	5,011
Methode Electronics	62	2,557
Microchip Technology	956	65,830
Micron Technology	1,951	120,689
Microsoft	12,965	3,639,794
MicroStrategy, Cl A *	16	4,577
MicroVision *	287	1,478
Mitek Systems *	75	816
MKS Instruments	97	11,465
Model N *	57	1,432

18

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS U.S. ALL CAP INDEX FUND JULY 31, 2022 (Unaudited)

COMMON STOCK — continued

	Shares	Value

INFORMATION TECHNOLOGY— continued
Momentive Global *	214	$1,851
MoneyGram International *	150	1,524
MongoDB, Cl A *	114	35,622
Monolithic Power Systems	77	35,783
Motorola Solutions	293	69,907
Napco Security Technologies *	55	1,411
National Instruments	230	8,740
nCino *	110	3,552
NCR *	227	7,366
NeoPhotonics *	91	1,455
NetApp	390	27,819
NETGEAR *	49	1,263
NetScout Systems *	125	4,448
New Relic *	102	6,188
nLight *	74	907
NortonLifeLock	1,015	24,898
Nutanix, Cl A *	382	5,780
NVIDIA	4,230	768,295
Okta, Cl A *	253	24,908
ON Semiconductor *	751	50,152
ON24 *	63	605
OneSpan *	62	686
Onto Innovation *	86	7,160
Oracle	2,673	208,066
OSI Systems *	29	2,803
Ouster *	120	211
PagerDuty *	131	3,397
Palantir Technologies, Cl A *	2,878	29,787
Palo Alto Networks *	169	84,348
PAR Technology *	45	1,873
Paya Holdings *	147	1,028
Paychex	565	72,478
Paycom Software *	89	29,414
Paycor HCM *	83	2,215
Paylocity Holding *	70	14,415
PayPal Holdings *	2,041	176,608
Paysafe *	658	1,323
PC Connection *	20	949
PDF Solutions *	52	1,403
Pegasystems	69	2,770
Perficient *	59	6,226
Photronics *	105	2,500
Ping Identity Holding *	122	2,092
Plantronics *	74	2,944
Plexus *	48	4,510
Power Integrations	101	8,586
Procore Technologies *	187	9,668
Progress Software	75	3,522
PROS Holdings *	71	1,730
PTC *	184	22,702
Pure Storage, Cl A *	488	13,835
Q2 Holdings *	94	4,127

COMMON STOCK — continued

	Shares	Value

INFORMATION TECHNOLOGY— continued
Qorvo *	189	$19,669
QUALCOMM	1,975	286,493
Qualys *	61	7,462
Rackspace Technology *	91	613
Rambus *	191	4,828
Rapid7 *	99	6,333
Repay Holdings, Cl A *	135	1,809
Rimini Street *	81	569
RingCentral, Cl A *	145	7,176
Riot Blockchain *	198	1,449
Rogers *	33	8,885
Roper Technologies	184	80,347
Sabre *	518	3,186
Sailpoint Technologies Holdings *	162	10,331
Salesforce *	1,680	309,154
Sanmina *	109	5,019
ScanSource *	44	1,406
Science Applications International	98	9,493
Seagate Technology Holdings PLC	382	30,552
Semtech *	111	6,919
ServiceNow *	349	155,884
Shift4 Payments, Cl A *	91	3,315
ShotSpotter *	15	504
Silicon Laboratories *	66	9,734
SiTime *	27	5,021
Skyworks Solutions	283	30,813
SMART Global Holdings *	82	1,609
Smartsheet, Cl A *	214	6,433
Snowflake, Cl A *	478	71,657
SolarWinds *	65	696
Splunk *	258	26,809
Sprout Social, Cl A *	78	4,064
SPS Commerce *	63	7,545
SS&C Technologies Holdings	392	23,195
Sumo Logic *	155	1,049
SunPower, Cl A *	141	2,872
Super Micro Computer *	78	4,213
Switch, Cl A	231	7,810
Synaptics *	68	9,857
Synopsys *	267	98,123
TD SYNNEX	73	7,331
Teledyne Technologies *	81	31,703
Telos *	85	675
Tenable Holdings *	183	7,073
Teradata *	178	6,816
Teradyne	283	28,552
Texas Instruments	1,618	289,444
Thoughtworks Holding *	139	2,177
Trade Desk, Cl A *	768	34,560
Trimble *	438	30,410
TTEC Holdings	33	2,415

19

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS U.S. ALL CAP INDEX FUND JULY 31, 2022 (Unaudited)

COMMON STOCK — continued

	Shares	Value

INFORMATION TECHNOLOGY— continued
TTM Technologies *	165	$2,232
Turtle Beach *	28	364
Twilio, Cl A *	296	25,101
Tyler Technologies *	72	28,728
Ubiquiti	9	2,715
Ultra Clean Holdings *	78	2,621
Unisys *	115	1,578
Unity Software *	318	11,890
Universal Display	76	8,775
Upland Software *	47	532
Varonis Systems, Cl B *	187	4,755
Veeco Instruments *	87	1,897
Velodyne Lidar *	294	309
Verint Systems *	111	5,069
VeriSign *	190	35,940
Veritone *	54	380
Verra Mobility, Cl A *	271	4,469
Vertex, Cl A *	51	574
ViaSat *	123	4,050
Viavi Solutions *	400	5,920
Visa, Cl A	2,902	615,543
Vishay Intertechnology	230	4,752
Vishay Precision Group *	21	655
VMware, Cl A *	366	42,502
Vontier	281	7,250
Western Digital *	535	26,268
Western Union	675	11,488
WEX *	77	12,798
Wolfspeed *	215	17,909
Workday, Cl A *	341	52,889
Workiva, Cl A *	76	4,978
Xerox Holdings	254	4,351
Xperi Holding	180	3,017
Yext *	206	902
Zebra Technologies, Cl A *	93	33,265
Zendesk *	211	15,914
Zoom Video Communications, Cl A *	365	37,909
Zscaler *	145	22,484
Zuora, Cl A *	206	1,753

		19,070,343

MATERIALS — 2.8%
AdvanSix	48	1,886
Air Products and Chemicals	386	95,817
Albemarle	205	50,084
Alcoa	321	16,336
Alpha Metallurgical Resources	28	3,829
American Vanguard	45	1,053
Amyris *	327	582
AptarGroup	114	12,285
Arconic *	182	5,498
Ashland	99	9,947

COMMON STOCK — continued

	Shares	Value

MATERIALS— continued
ATI *	216	$5,376
Avery Dennison	142	27,045
Avient	152	6,559
Axalta Coating Systems *	393	9,911
Balchem	56	7,603
Ball	560	41,115
Berry Global Group *	237	13,663
Cabot	98	7,277
Carpenter Technology	83	2,668
Celanese, Cl A	189	22,209
Century Aluminum *	88	694
CF Industries Holdings	362	34,567
Chase	12	1,091
Chemours	276	9,823
Clearwater Paper *	28	1,000
Cleveland-Cliffs *	837	14,823
Coeur Mining *	443	1,422
Commercial Metals	210	8,320
Compass Minerals International	59	2,197
Corteva	1,274	73,319
Crown Holdings	213	21,658
Danimer Scientific *	153	707
Diversey Holdings *	135	1,011
Dow	1,288	68,534
DuPont de Nemours	898	54,985
Eagle Materials	69	8,725
Eastman Chemical	225	21,584
Ecolab	439	72,510
Ecovyst	110	1,125
Element Solutions	401	7,924
FMC	220	24,442
Freeport-McMoRan	2,541	80,169
GCP Applied Technologies *	98	3,087
Glatfelter	76	467
Graphic Packaging Holding	535	11,904
Greif, Cl A	45	3,178
Hawkins	34	1,351
Haynes International	21	812
HB Fuller	88	5,650
Hecla Mining	931	4,217
Huntsman	339	9,817
Ingevity *	68	4,563
Innospec	43	4,386
International Flavors & Fragrances	446	55,326
International Paper	654	27,972
Intrepid Potash *	16	730
Kaiser Aluminum	27	2,046
Koppers Holdings	36	847
Kronos Worldwide	39	685
Livent *	282	7,019
Louisiana-Pacific	149	9,481

20

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS U.S. ALL CAP INDEX FUND JULY 31, 2022 (Unaudited)

COMMON STOCK — continued

	Shares	Value

MATERIALS— continued
LyondellBasell Industries, Cl A	450	$40,104
Martin Marietta Materials	109	38,377
Materion	35	2,868
Mativ	94	2,062
Minerals Technologies	57	3,808
Mosaic	633	33,334
MP Materials *	228	7,654
Myers Industries	63	1,533
NewMarket	13	4,040
Newmont	1,390	62,939
Nucor	464	63,011
O-I Glass, Cl I *	270	3,972
Olin	270	14,113
Packaging Corp of America	162	22,779
Pactiv Evergreen	75	766
Piedmont Lithium *	29	1,311
PPG Industries	414	53,526
PureCycle Technologies *	174	1,319
Quaker Houghton	24	3,893
Ranpak Holdings, Cl A *	129	659
Rayonier Advanced Materials *	107	379
Reliance Steel & Aluminum	107	20,357
Royal Gold	115	12,049
RPM International	225	20,340
Ryerson Holding	28	767
Schnitzer Steel Industries, Cl A	45	1,600
Scotts Miracle-Gro, Cl A	70	6,226
Sealed Air	254	15,524
Sensient Technologies	73	6,277
Sherwin-Williams	423	102,341
Silgan Holdings	147	6,541
Sonoco Products	170	10,793
Steel Dynamics	314	24,454
Stepan	38	4,264
Summit Materials, Cl A *	209	5,750
SunCoke Energy	145	1,073
TimkenSteel *	66	1,339
Tredegar	49	514
TriMas	74	2,190
Trinseo PLC	64	2,289
Tronox Holdings PLC, Cl A	200	3,122
UFP Technologies *	12	966
United States Steel	452	10,690
Valvoline	314	10,117
Vulcan Materials	233	38,522
Warrior Met Coal	90	2,874
Westlake	58	5,646
WestRock	455	19,274
Worthington Industries	54	2,765

		1,706,022

REAL ESTATE — 4.1%
Acadia Realty Trust ‡	163	2,792

COMMON STOCK — continued

	Shares	Value

REAL ESTATE— continued
Agree Realty ‡	123	$9,790
Alexander & Baldwin ‡	126	2,509
Alexander’s ‡	4	974
Alexandria Real Estate Equities ‡	284	47,081
American Assets Trust ‡	86	2,600
American Campus Communities *‡	242	15,807
American Homes 4 Rent, Cl A ‡	532	20,152
American Tower ‡	797	215,851
Americold Realty Trust ‡	470	15,392
Anywhere Real Estate *	202	2,006
Apartment Income ‡	275	12,468
Apartment Investment and Management, Cl A *‡	261	2,171
Apple Hospitality ‡	369	6,155
Armada Hoffler Properties ‡	116	1,645
Ashford Hospitality Trust *‡	60	523
AvalonBay Communities ‡	247	52,843
Blackstone Mortgage Trust, Cl A ‡	281	8,703
Bluerock Residential Growth, Cl A ‡	50	1,313
Boston Properties ‡	274	24,978
Brandywine Realty Trust ‡	295	2,758
Brixmor Property Group ‡	519	12,030
Broadstone Net Lease, Cl A ‡	281	6,370
Camden Property Trust ‡	177	24,975
CareTrust ‡	167	3,449
CatchMark Timber Trust, Cl A ‡	85	955
CBL & Associates Properties ‡	44	1,355
CBRE Group, Cl A *	577	49,403
Centerspace ‡	27	2,319
Chatham Lodging Trust *‡	80	973
Community Healthcare Trust ‡	41	1,597
Corporate Office Properties Trust ‡	196	5,517
Cousins Properties ‡	259	7,990
Crown Castle ‡	756	136,579
CTO Realty Growth ‡	27	572
CubeSmart ‡	393	18,027
Cushman & Wakefield PLC *	325	5,460
DiamondRock Hospitality ‡	366	3,396
Digital Realty Trust ‡	499	66,093
DigitalBridge Group *	977	5,354
Diversified Healthcare Trust ‡	414	716
Douglas Emmett ‡	293	6,926
Duke Realty ‡	671	41,978
Easterly Government Properties, Cl A ‡	151	3,061
EastGroup Properties ‡	71	12,108
Empire State Realty Trust, Cl A ‡	244	2,081
EPR Properties ‡	130	6,995
Equinix ‡	159	111,895
Equity Commonwealth *‡	193	5,414

21

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS U.S. ALL CAP INDEX FUND JULY 31, 2022 (Unaudited)

COMMON STOCK — continued

	Shares	Value

REAL ESTATE— continued
Equity LifeStyle Properties ‡	311	$22,865
Equity Residential ‡	647	50,718
Essential Properties Realty Trust ‡	227	5,475
Essex Property Trust ‡	114	32,664
eXp World Holdings	124	1,843
Extra Space Storage ‡	232	43,969
Farmland Partners ‡	65	965
Federal Realty Investment Trust ‡	137	14,469
First Industrial Realty Trust ‡	230	11,948
Five Point Holdings, Cl A *	102	430
Forestar Group *	32	443
Four Corners Property Trust ‡	139	4,063
Franklin Street Properties ‡	173	656
FRP Holdings *	10	590
Gaming and Leisure Properties ‡	413	21,472
GEO Group	204	1,338
Getty Realty ‡	70	2,054
Gladstone Commercial ‡	66	1,383
Gladstone Land ‡	56	1,518
Global Medical ‡	108	1,315
Global Net Lease ‡	182	2,746
Hannon Armstrong Sustainable Infrastructure Capital ‡	148	5,341
Healthpeak Properties ‡	928	25,641
Hersha Hospitality Trust, Cl A *‡	58	585
Highwoods Properties ‡	182	6,474
Host Hotels & Resorts ‡	1,238	22,049
Howard Hughes *	91	6,451
Hudson Pacific Properties ‡	241	3,625
Independence Realty Trust ‡	385	8,547
Industrial Logistics Properties Trust ‡	113	1,133
Innovative Industrial Properties, Cl A ‡	12	1,157
Invitation Homes ‡	1,064	41,528
Iron Mountain ‡	505	24,487
iStar ‡	115	1,922
JBG SMITH Properties ‡	214	5,444
Jones Lang LaSalle *	86	16,398
Kennedy-Wilson Holdings	206	4,256
Kilroy Realty ‡	200	10,836
Kimco Realty ‡	1,062	23,481
Kite Realty Group Trust ‡	381	7,578
Lamar Advertising, Cl A ‡	151	15,260
Life Storage ‡	146	18,380
LTC Properties ‡	68	2,849
LXP Industrial Trust, Cl B ‡	494	5,419
Macerich ‡	361	3,830
Marcus & Millichap	43	1,760
Mid-America Apartment Communities ‡	196	36,403
National Health Investors ‡	77	4,993

COMMON STOCK — continued

	Shares	Value

REAL ESTATE— continued
National Retail Properties ‡	306	$14,569
National Storage Affiliates Trust ‡	149	8,171
Necessity Retail ‡	232	1,807
NETSTREIT ‡	78	1,599
Newmark Group, Cl A	269	3,067
NexPoint Residential Trust ‡	40	2,662
Office Properties Income Trust ‡	81	1,683
Omega Healthcare Investors ‡	418	12,958
One Liberty Properties ‡	28	777
Opendoor Technologies *	685	3,363
Outfront Media ‡	247	4,560
Paramount Group ‡	325	2,551
Park Hotels & Resorts ‡	406	6,330
Pebblebrook Hotel Trust ‡	226	4,421
Piedmont Office Realty Trust, Cl A ‡	214	2,945
Plymouth Industrial ‡	63	1,213
PotlatchDeltic ‡	119	5,835
Prologis ‡	1,288	170,737
Public Storage ‡	271	88,457
Rayonier ‡	253	9,551
RE/MAX Holdings, Cl A	32	811
Realty Income ‡	1,048	77,553
Redfin *	181	1,575
Regency Centers ‡	298	19,200
Retail Opportunity Investments ‡	210	3,667
Rexford Industrial Realty ‡	281	18,380
RLJ Lodging Trust ‡	288	3,597
RMR Group, Cl A	25	723
RPT Realty ‡	147	1,598
Ryman Hospitality Properties *‡	93	8,234
Sabra Health Care ‡	399	6,141
Safehold ‡	30	1,279
Saul Centers ‡	23	1,202
SBA Communications, Cl A ‡	187	62,793
Seritage Growth Properties *‡	61	733
Service Properties Trust ‡	286	1,870
Simon Property Group ‡	572	62,142
SITE Centers ‡	323	4,719
SL Green Realty ‡	111	5,517
Spirit Realty Capital ‡	223	9,888
St. Joe	100	4,202
STAG Industrial ‡	312	10,227
STORE Capital ‡	486	14,104
Summit Hotel Properties ‡	181	1,421
Sun Communities ‡	200	32,792
Sunstone Hotel Investors ‡	378	4,283
Tanger Factory Outlet Centers ‡	178	2,896
Tejon Ranch *	43	710
Terreno Realty ‡	129	8,082
UDR ‡	567	27,443
UMH Properties ‡	82	1,747

22

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS U.S. ALL CAP INDEX FUND JULY 31, 2022 (Unaudited)

COMMON STOCK — continued

	Shares	Value

REAL ESTATE— continued
Uniti Group ‡	400	$3,988
Urban Edge Properties ‡	199	3,270
Urstadt Biddle Properties, Cl A ‡	52	957
Ventas ‡	698	37,538
Veris Residential *‡	150	2,092
VICI Properties ‡	1,305	44,633
Vornado Realty Trust ‡	292	8,874
Washington Real Estate Investment Trust ‡	152	3,370
Welltower ‡	796	68,727
Weyerhaeuser ‡	1,307	47,470
Whitestone, Cl B ‡	81	910
WP Carey ‡	332	29,648
Xenia Hotels & Resorts *‡	199	3,268
Zillow Group, Cl C *	292	10,185

		2,532,565

UTILITIES — 3.3%
AES	1,166	25,909
ALLETE	100	6,207
Alliant Energy	439	26,748
Ameren	450	41,904
American Electric Power	885	87,226
American States Water	64	5,579
American Water Works	318	49,430
Artesian Resources, Cl A	14	722
Atmos Energy	236	28,648
Avangrid	123	5,994
Avista	126	5,325
Black Hills	113	8,724
California Water Service Group	93	5,587
CenterPoint Energy	1,102	34,922
Chesapeake Utilities	30	4,114
Clearway Energy, Cl C	138	5,181
CMS Energy	507	34,846
Consolidated Edison	621	61,647
Dominion Energy	1,419	116,330
DTE Energy	338	44,041
Duke Energy	1,350	148,406
Edison International	668	45,270
Entergy	356	40,986
Essential Utilities	443	23,009
Evergy	397	27,099
Eversource Energy	602	53,108
Exelon	1,716	79,777
FirstEnergy	949	39,004
Hawaiian Electric Industries	190	8,037
IDACORP	88	9,831
MGE Energy	63	5,127
Middlesex Water	30	2,853
National Fuel Gas	153	11,068
New Jersey Resources	168	7,760
NextEra Energy	3,443	290,899

COMMON STOCK — continued

	Shares	Value

UTILITIES— continued
NextEra Energy Partners	140	$11,584
NiSource	706	21,462
Northwest Natural Holding	59	3,167
NorthWestern	94	5,212
NRG Energy	410	15,478
OGE Energy	350	14,378
ONE Gas	92	7,815
Ormat Technologies	97	8,394
Otter Tail	66	4,638
PG&E *	2,727	29,615
Pinnacle West Capital	198	14,547
PNM Resources	149	7,192
Portland General Electric	156	8,009
PPL	1,291	37,542
Public Service Enterprise Group	880	57,790
Sempra Energy	554	91,853
SJW Group	47	3,086
South Jersey Industries	214	7,336
Southern	1,861	143,092
Spire	88	6,621
Star Group	57	561
Sunnova Energy International *	171	4,449
UGI	365	15,753
Unitil	28	1,534
Vistra	720	18,612
WEC Energy Group	553	57,407
Xcel Energy	954	69,814
York Water	24	1,032

		2,059,291

Total Common Stock
(Cost $60,197,215)		58,887,360

RIGHTS — 0.0%
	Number Of Rights
Achillion Pharmaceuticals*‡‡(A)	78	—
Prevail Therapeutics*‡‡(A)	16	—
Progenics Pharmaceuticals*‡‡(A)	45	—
Zagg*‡‡(A)	17	—
Zogenix*‡‡(A)	79	—

Total Rights
(Cost $–)		—

WARRANTS — 0.0%
	Number Of Warrants
Nabors Industries, Strike Price
$166, *Expires 6/14/2026	2	66

Total Warrants
(Cost $–)		66

Total Investments in Securities— 95.1%
(Cost $60,197,215)		$58,887,426

23

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS U.S. ALL CAP INDEX FUND JULY 31, 2022 (Unaudited)

A list of the open OTC swap agreements held by the Fund at July 31, 2022, is as follows:

Total Return Swaps

Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount	Value	Upfront Payments/ Receipts	Net Unrealized Appreciation

Wells Fargo	WFCBL2N21 Custom Basket*	USD-LIBOR- BBA+ 0.450%	Asset Return	Annually	06/07/2023	USD	$2,793,096	$ 141,311	$ –	$ 141,311

*The following table represents the individual common stock exposures comprising the WFCBL2N21 Custom Basket Total Return Swaps as of July 31, 2022:

Shares	Description	Notional Amount ($)	Unrealized Appreciation ($)	Percentage of Basket (%)
233	3M Co	9,817	497	0.4
261	Accenture PLC	23,517	1,190	0.8
310	Activision Blizzard Inc	7,295	369	0.3
193	Adobe Inc	23,313	1,179	0.8
631	Advanced Micro Devices Inc	17,536	887	0.6
91	Air Products And Chemicals Inc	6,625	335	0.2
141	Airbnb Inc	4,606	233	0.2
114	Allstate Corp/The	3,914	198	0.1
2,272	Alphabet Inc, Class A	77,884	3,940	2.8
2,456	Alphabet Inc, Class C	83,989	4,249	3.0
760	Altria Group Inc	9,798	496	0.4
211	American Electric Power Co Inc	6,105	309	0.2
311	American Express Co	14,075	712	0.5
320	American International Group Inc	4,873	247	0.2
45	Ameriprise Financial Inc	3,583	181	0.1
224	Amgen Inc	16,275	823	0.6
247	Amphenol Corp	5,600	283	0.2
215	Analog Devices Inc	10,851	549	0.4
6,689	Apple Inc	319,519	16,165	11.4
360	Applied Materials Inc	11,219	568	0.4
235	Archer-Daniels-Midland Co	5,719	289	0.2
86	Arthur J Gallagher & Co	4,522	229	0.2
3,002	AT&T Inc	16,574	838	0.6
88	Autodesk Inc	5,577	282	0.2
173	Automatic Data Processing Inc	12,247	620	0.4
8	Autozone Inc	5,103	258	0.2
3,303	Bank of America Corp	32,832	1,661	1.2
331	Bank of New York Mellon Corp/The	4,228	214	0.1
534	Berkshire Hathaway Inc	47,223	2,389	1.7
58	Blackrock Inc	11,341	574	0.4
286	Blackstone Inc	8,588	434	0.3
210	Block Inc	4,686	237	0.2
17	Booking Holdings Inc	9,915	502	0.4
590	Boston Scientific Corp	7,118	360	0.3
890	Bristol-Myers Squibb Co	19,304	977	0.7
164	Broadcom Inc	25,814	1,306	0.9
113	Cadence Design Systems Inc	6,194	313	0.2
164	Capital One Financial Corp	5,291	268	0.2
353	Carrier Global Corp	4,208	213	0.2
219	Caterpillar Inc	12,767	646	0.5
702	Charles Schwab Corp/The	14,244	721	0.5
54	Charter Communications Inc	6,839	346	0.2
103	Cheniere Energy Inc	4,531	229	0.2
813	Chevron Corp	39,159	1,981	1.4
12	Chipotle Mexican Grill Inc	5,505	279	0.2
174	Chubb Ltd	9,669	489	0.3

24

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS U.S. ALL CAP INDEX FUND JULY 31, 2022 (Unaudited)

Shares	Description	Notional Amount ($)	Unrealized Appreciation ($)	Percentage of Basket (%)
36	Cintas Corp	4,523	229	0.2
1,713	Cisco Systems Inc	22,843	1,156	0.8
810	Citigroup Inc	12,356	625	0.4
152	Cme Group Inc	8,909	451	0.3
1,784	Coca-Cola Co/The	33,648	1,702	1.2
216	Cognizant Technology Solutions Corp	4,318	218	0.1
347	Colgate-Palmolive Co	8,028	406	0.2
1,860	Comcast Corp	20,516	1,038	0.7
527	Conocophillips	15,083	763	0.5
149	Consolidated Edison Inc	4,349	220	0.2
63	Constellation Brands Inc	4,588	232	0.2
300	Corteva Inc	5,076	257	0.2
88	Crowdstrike Holdings Inc	4,728	239	0.2
905	CSX Corp	8,603	435	0.3
117	Deere & Co	11,756	595	0.4
255	Devon Energy Corp	4,707	238	0.2
160	Dexcom Inc	3,855	195	0.1
115	Discover Financial Services	3,414	173	0.1
95	Dollar General Corp	6,964	352	0.2
94	Dollar Tree Inc	4,587	232	0.2
340	Dominion Energy Inc	8,188	414	0.2
303	Dow Inc	4,732	239	0.2
322	Duke Energy Corp	10,407	527	0.4
211	Dupont De Nemours Inc	3,794	192	0.1
166	Eaton Corp PLC	7,243	366	0.3
245	Ebay Inc	3,508	178	0.1
102	Ecolab Inc	4,958	251	0.2
256	Edwards Lifesciences Corp	7,565	383	0.3
112	Electronic Arts Inc	4,330	219	0.2
331	Eli Lilly & Co	32,042	1,621	1.1
249	Emerson Electric Co	6,602	334	0.2
241	EOG Resources Inc	7,884	399	0.3
94	Estee Lauder Cos Inc/The	7,568	383	0.3
143	Eversource Energy	3,720	188	0.1
407	Exelon Corp	5,558	281	0.2
1,733	Exxon Mobil Corp	49,371	2,498	1.8
234	Fastenal Co	3,540	179	0.1
97	Fedex Corp	6,645	336	0.2
247	Fidelity National Information Services I	7,419	375	0.3
249	Fiserv Inc	7,733	391	0.3
1,634	Ford Motor Co	7,056	357	0.3
285	Fortinet Inc	4,997	253	0.2
601	Freeport-Mcmoran Inc	5,574	282	0.2
252	General Mills Inc	5,547	281	0.2
572	General Motors Co	6,094	308	0.2
521	Gilead Sciences Inc	9,147	463	0.3
114	Global Payments Inc	4,100	207	0.1
141	Goldman Sachs Group Inc/The	13,825	699	0.5
369	Halliburton Co	3,177	161	0.1
61	Hershey Co/The	4,063	206	0.1
114	Hess Corp	3,777	191	0.1
115	Hilton Worldwide Holdings Inc	4,330	219	0.2
426	Home Depot Inc/The	37,727	1,909	1.4
280	Honeywell International Inc	15,841	801	0.6
432	HP Inc	4,243	215	0.2
38	IDEXX Laboratories Inc	4,430	224	0.2
127	Illinois Tool Works Inc	7,772	393	0.3
1,690	Intel Corp	18,036	912	0.6

25

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS U.S. ALL CAP INDEX FUND JULY 31, 2022 (Unaudited)

Shares	Description	Notional Amount ($)	Unrealized Appreciation ($)	Percentage of Basket (%)
246	Intercontinental Exchange Inc	7,382	374	0.3
370	International Business Machines Corp	14,222	720	0.5
105	International Flavors & Fragrances Inc	3,816	193	0.1
113	Intuit Inc	15,146	766	0.5
147	Intuitive Surgical Inc	9,979	505	0.4
327	Johnson Controls International PLC	5,177	262	0.2
1,209	JPMorgan Chase & Co	41,006	2,075	1.5
142	Kimberly-Clark Corp	5,494	278	0.2
821	Kinder Morgan Inc	4,341	220	0.2
61	KLA Corp	6,927	350	0.2
424	Kraft Heinz Co/The	4,593	232	0.2
57	Lam Research Corp	8,383	424	0.3
275	Lowe’s Cos Inc	15,474	783	0.6
74	M&T Bank Corp	3,853	195	0.1
229	Marathon Petroleum Corp	6,169	312	0.2
114	Marriott International Inc/MD	5,312	269	0.2
209	Marsh & McLennan Cos Inc	10,069	509	0.4
346	Marvell Technology Inc	5,663	287	0.2
927	Meta Platforms Inc	43,377	2,195	1.6
9	Mettler-Toledo International Inc	3,670	186	0.1
224	Microchip Technology Inc	4,543	230	0.2
459	Micron Technology Inc	8,353	423	0.3
3,065	Microsoft Corp	252,931	12,797	9.1
140	Moderna Inc	6,774	343	0.2
576	Mondelez International Inc	10,849	549	0.4
154	Monster Beverage Corp	4,511	228	0.2
77	Moody’s Corp	7,018	355	0.3
566	Morgan Stanley	14,014	709	0.5
70	Motorola Solutions Inc	4,901	248	0.2
34	MSCI Inc	4,753	240	0.2
183	Netflix Inc	12,095	612	0.4
333	Newmont Corp	4,429	224	0.2
811	Nextera Energy Inc	20,146	1,019	0.7
511	Nike Inc	17,273	874	0.6
107	Norfolk Southern Corp	7,903	400	0.3
111	Nucor Corp	4,437	224	0.2
992	Nvidia Corp	52,970	2,680	1.9
384	Occidental Petroleum Corp	7,422	376	0.3
634	Oracle Corp	14,501	734	0.5
27	O’Reilly Automotive Inc	5,564	282	0.2
173	Otis Worldwide Corp	3,966	201	0.1
41	Palo Alto Networks Inc	6,081	308	0.2
52	Parker-Hannifin Corp	4,419	224	0.2
133	Paychex Inc	5,034	255	0.2
486	Paypal Holdings Inc	12,358	625	0.4
569	Pepsico Inc	29,256	1,480	1.0
650	Philip Morris International Inc	18,569	939	0.7
170	Phillips 66	4,456	225	0.2
97	Pioneer Natural Resources Co	6,742	341	0.2
172	PNC Financial Services Group Inc/The	8,414	426	0.3
98	PPG Industries Inc	3,711	188	0.1
241	Progressive Corp/The	8,158	413	0.3
158	Prudential Financial Inc	4,641	235	0.2
212	Public Service Enterprise Group Inc	4,086	207	0.1
465	Qualcomm Inc	19,834	1,003	0.7
44	Roper Technologies Inc	5,596	283	0.2
142	Ross Stores Inc	3,390	170	0.1
146	S&P Global Inc	16,188	819	0.6

26

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS U.S. ALL CAP INDEX FUND JULY 31, 2022 (Unaudited)

Shares	Description	Notional Amount ($)	Unrealized Appreciation ($)	Percentage of Basket (%)
393	Salesforce Inc	21,263	1,076	0.8
568	Schlumberger NV	6,180	313	0.2
132	Sempra Energy	6,414	323	0.2
82	ServiceNow Inc	10,756	544	0.4
98	Sherwin-Williams Co/The	6,974	353	0.2
448	Snap Inc	1,302	66	–
110	Snowflake Inc	4,864	246	0.2
444	Southern Co/The	10,032	508	0.4
446	Starbucks Corp	11,120	563	0.4
24	SVB Financial Group	2,828	143	0.1
63	Synopsys Inc	6,857	347	0.2
215	Sysco Corp	5,365	271	0.2
193	Target Corp	9,262	469	0.3
344	Tesla Inc	90,103	4,559	3.2
385	Texas Instruments Inc	20,265	1,025	0.7
485	TJX Cos Inc/The	8,717	441	0.3
242	T-Mobile Us Inc	10,172	515	0.4
98	Trane Technologies PLC	4,236	214	0.2
22	Transdigm Group Inc	3,968	201	0.1
100	Travelers Cos Inc/The	4,664	236	0.2
553	Truist Financial Corp	8,205	415	0.3
285	Twitter Inc	3,489	177	0.1
794	Uber Technologies Inc	5,474	277	0.2
262	Union Pacific Corp	17,515	886	0.6
303	United Parcel Service Inc	17,385	880	0.6
620	US Bancorp	8,603	435	0.3
165	Valero Energy Corp	5,370	272	0.2
69	Verisk Analytics Inc	3,883	196	0.1
1,749	Verizon Communications Inc	23,746	1,201	0.8
759	Walt Disney Co/The	23,661	1,197	0.8
1,014	Warner Bros Discovery Inc	4,469	226	0.2
167	Waste Management Inc	8,064	408	0.3
132	WEC Energy Group Inc	4,024	204	0.1
496	Williams Cos Inc/The	4,974	252	0.2
80	Workday Inc	3,666	185	0.1
228	Xcel Energy Inc	4,906	248	0.2
119	Yum! Brands Inc	4,301	218	0.2
199	Zoetis Inc	10,694	541	0.4

		$2,793,096	$141,311	100.0%

Percentages are based on Net Assets of $61,967,824.

#	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
*	Non-income producing security.
‡	Real Estate Investment Trust.
‡‡	Expiration Date unavailable.
(A)	Level 3 security in accordance with fair value hierarchy.

ADR — American Depositary Receipt

Cl — Class

MSCI — Morgan Stanley Capital International

PLC — Public Limited Company

S&P — Standard & Poor’s

The following is a summary of the level of inputs used as of July 31, 2022, in valuing the Fund’s investments and other financial instruments carried at market value:

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Common Stock	$58,887,342	$—	$18	$58,887,360
Rights	—	—	—	—
Warrants	—	66	—	66
Total Investments in

Securities	$58,887,342	$66	$18	$58,887,426

Other Financial Instruments	Level 1	Level 2	Level 3	Total
OTC Swaps
Total Return Swaps*
Unrealized Appreciation	$—	$141,311	$—	$141,311
Total Other Financial

Instruments	$—	$141,311	$—	$141,311

(1) A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of

27

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS U.S. ALL CAP INDEX FUND JULY 31, 2022 (Unaudited)

the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

*Swap contracts are value at the unrealized appreciation on the instrument.

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent financial statements.

KOC-QH-008-0600

28

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS REAL ESTATE FUND JULY 31, 2022 (Unaudited)

SCHEDULE OF INVESTMENTS COMMON STOCK — 94.4%#

	Shares	Value

FINANCIALS — 3.1%
Ellington Financial ‡	276,386	$4,435,995

REAL ESTATE — 91.3%
Acadia Realty Trust ‡	61,201	1,048,373
Alexandria Real Estate Equities ‡	55,483	9,197,972
American Homes 4 Rent, Cl A ‡	148,424	5,622,301
Americold Realty Trust ‡	184,023	6,026,753
Camden Property Trust ‡	47,186	6,657,945
CatchMark Timber Trust, Cl A ‡	440,929	4,956,042
CBRE Group, Cl A *	85,699	7,337,548
Corporate Office Properties Trust ‡	54,475	1,533,471
CubeSmart ‡	104,345	4,786,305
DigitalBridge Group *	933,476	5,115,449
Easterly Government Properties, Cl A ‡	208,665	4,229,640
Equinix ‡	5,395	3,796,677
Equity LifeStyle Properties ‡	43,509	3,198,782
Extra Space Storage ‡	27,709	5,251,410
Independence Realty Trust ‡	202,037	4,485,221
Kilroy Realty ‡	45,717	2,476,947
Lamar Advertising, Cl A ‡	62,889	6,355,562
National Storage Affiliates Trust ‡	122,906	6,740,165
Prologis ‡	42,085	5,578,788
Retail Opportunity Investments ‡	295,878	5,166,030
Rexford Industrial Realty ‡	72,725	4,756,942
SBA Communications, Cl A ‡	4,049	1,359,614
Sun Communities ‡	53,651	8,796,618
UDR ‡	134,782	6,523,449
Ventas ‡	61,039	3,282,677
Washington Real Estate Investment Trust ‡	91,684	2,032,634
Weyerhaeuser ‡	106,255	3,859,182

		130,172,497

Total Common Stock
(Cost $144,531,610)		134,608,492

Total Investments in Securities— 94.4%
(Cost $144,531,610)		$134,608,492

Percentages are based on Net Assets of $142,647,938.

*	Non-income producing security.

‡	Real Estate Investment Trust.

#	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.

Cl — Class

As of July 31, 2022, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance of fair value measurements and disclosure under U.S. generally accepted accounting principles.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent financial statements.

KOC-QH-009-0600

1

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS INTERNATIONAL EQUITY FUND JULY 31, 2022 (Unaudited)

SCHEDULE OF INVESTMENTS COMMON STOCK — 97.1%

	Shares	Value

AUSTRALIA — 4.4%
BHP Group	81,936	$2,242,207
Macquarie Group	17,804	2,278,616
Woodside Energy Group	70,806	1,598,831

		6,119,654

BRAZIL — 1.2%
Suzano	177,000	1,659,129

CANADA — 7.8%
Bank of Montreal	24,193	2,411,837
Canadian National Railway	19,500	2,470,411
Canadian Natural Resources	31,400	1,733,860
Magna International	27,679	1,767,453
Stantec	46,945	2,316,547

		10,700,108

CHINA — 9.1%
Alibaba Group Holding *	192,760	2,167,291
Baidu, Cl A *	124,000	2,143,266
China Mengniu Dairy	330,000	1,533,178
COSCO SHIPPING Holdings, Cl H	945,000	1,417,767
CSPC Pharmaceutical Group	1,556,002	1,703,752
Lenovo Group	1,748,300	1,695,493
NetEase	103,215	1,930,819

		12,591,566

COLOMBIA — 0.4%
Interconexion Electrica ESP	116,500	559,809

DENMARK — 1.1%
AP Moller - Maersk, Cl B	560	1,528,988

FRANCE — 8.4%
Ipsen	16,886	1,708,134
L’Oreal	7,130	2,695,538
LVMH Moet Hennessy Louis Vuitton	4,660	3,235,679
Pernod Ricard	11,500	2,259,102
Veolia Environnement	68,808	1,720,939

		11,619,392

GERMANY — 2.7%
Daimler Truck Holding *	64,076	1,750,867
Mercedes-Benz Group	33,752	1,990,482

		3,741,349

HONG KONG — 1.7%
CK Asset Holdings	337,000	2,385,869

INDIA — 3.1%
ICICI Bank	193,000	2,007,346
Infosys	112,000	2,197,017

		4,204,363

INDONESIA — 1.1%
Bank Negara Indonesia Persero	2,970,000	1,576,227

COMMON STOCK — continued

	Shares	Value

JAPAN — 18.2%
ENEOS Holdings	372,800	$1,442,142
Fuji Electric	40,030	1,807,992
Fujitsu	12,700	1,702,592
Hoya	21,260	2,130,074
ITOCHU	75,700	2,203,602
Mitsubishi UFJ Financial Group	465,000	2,620,039
Nintendo	5,140	2,298,471
Nippon Telegraph & Telephone	80,820	2,308,649
Ono Pharmaceutical	75,000	2,108,919
Sony Group	28,300	2,400,631
Tokio Marine Holdings	40,000	2,341,597
Tokyo Electron	4,840	1,665,897

		25,030,605

LUXEMBOURG — 1.1%
ArcelorMittal	61,432	1,515,763

MALAYSIA — 0.9%
Kuala Lumpur Kepong	255,000	1,255,985

MEXICO — 0.8%
Cemex *	2,609,100	1,048,222

NETHERLANDS — 3.4%
ASML Holding	4,550	2,615,139
Koninklijke Ahold Delhaize	73,871	2,034,305

		4,649,444

NORWAY — 3.0%
DNB Bank	107,584	2,122,177
Equinor	50,950	1,961,774

		4,083,951

SINGAPORE — 3.7%
Capitaland Investment	575,000	1,636,064
Singapore Technologies Engineering	458,000	1,335,420
United Overseas Bank	104,440	2,083,718

		5,055,202

SOUTH AFRICA — 2.2%
MTN Group	154,541	1,297,031
Sasol *	82,500	1,733,059

		3,030,090

SOUTH KOREA — 1.2%
KB Financial Group	45,571	1,694,873

SWEDEN — 1.1%
Boliden	46,530	1,554,980

SWITZERLAND — 2.9%
Sonova Holding	6,420	2,312,368
Straumann Holding	12,840	1,736,617

		4,048,985

TAIWAN — 2.9%
Taiwan Semiconductor Manufacturing	230,160	3,947,144

1

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS INTERNATIONAL EQUITY FUND JULY 31, 2022 (Unaudited)

COMMON STOCK — continued

	Shares	Value

UNITED KINGDOM — 9.0%
3i Group PLC	130,000	$2,019,915
Legal & General Group PLC	605,385	1,933,316
Linde PLC	6,450	1,947,900
SSE PLC	95,000	2,051,855
Unilever PLC	56,250	2,739,548
Weir Group PLC	82,928	1,695,784

		12,388,318

UNITED STATES — 5.7%
American Tower ‡	7,989	2,163,661
Amgen	7,650	1,893,145
Nestle	30,730	3,765,264

		7,822,070

Total Common Stock
(Cost $134,411,817)		133,812,086

Total Investments in Securities— 97.1%
(Cost $134,411,817)		$ 133,812,086

Percentages are based on Net Assets of $137,825,799.

*	Non-income producing security.
‡	Real Estate Investment Trust.

Cl — Class

PLC — Public Limited Company

As of July 31, 2022, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance of fair value measurements and disclosure under U.S. generally accepted accounting principles.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent financial statements.

KOC-QH-006-1500

2